As filed with the Securities and Exchange Commission on December 20, 2004

                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|
                       Pre-Effective Amendment No. __                |_|
                       Post-Effective Amendment No. 88               |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                              Amendment No. 90 |X|

                              --------------------

                               THE RBB FUND, INC.

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:
               TIMOTHY K. BIEDRZYCKI                MICHAEL P. MALLOY, ESQUIRE
                    PFPC Inc.                       Drinker Biddle & Reath LLP
              400 Bellevue Parkway                       One Logan Square
              Wilmington, DE 19809                    18th & Cherry Streets
     (Name and Address of Agent for Service)       Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     |X| 75 days after filing pursuant to paragraph (a)(2)
     |_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    |_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered..................Shares of Common Stock

                               INSTITUTIONAL CLASS

                             ROBECO INVESTMENT FUNDS
                                       OF
                               THE RBB FUND, INC.


                                   PROSPECTUS

                              [_________ __, 2005]


                            Robeco WPG Core Bond Fund
                        Robeco WPG Large Cap Growth Fund
                              Robeco WPG Tudor Fund








                         WEISS, PECK & GREER INVESTMENTS
                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800-223-3332



The securities described in this Prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION....................................................................

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

         Robeco WPG Core Bond Fund .............................................

         Robeco WPG Large Cap Growth Fund ......................................

         Robeco WPG Tudor Fund .................................................

MANAGEMENT OF THE FUNDS

          Investment Adviser....................................................

          Portfolio Managers....................................................

          Other Service Providers...............................................

SHAREHOLDER INFORMATION

         Pricing of Fund Shares ................................................

         Purchase of Fund Shares ...............................................

         Redemption of Fund Shares .............................................

         Exchange Privilege ....................................................

         Dividends and Distributions ...........................................

         Taxes..................................................................

         Multi-Class Structure .................................................

         Financial Highlights...................................................

FOR MORE INFORMATION .................................................Back Cover

INTRODUCTION
--------------------------------------------------------------------------------

         This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Robeco Investment Funds of The RBB Fund, Inc. (the "Company").

         The three mutual funds of the Company offered by this Prospectus represent interests in the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund (each a "Fund" and collectively, the "Funds"). Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"), through its division Weiss, Peck & Greer Investments (the "Adviser"), provides investment advisory services to the Funds. This Prospectus and the Statement of Additional Information (the "SAI") incorporated herein relate solely to the Funds.

         Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund have entered into Agreements and Plans of Reorganization with WPG Core Bond Fund (a series of Weiss, Peck & Greer Funds Trust), WPG Large Cap Growth Fund and WPG Tudor Fund, respectively (each a "Predecessor Fund" and collectively, the "Predecessor Funds") which provides that each of the Funds will acquire all of the assets and liabilities of the corresponding Predecessor Funds. If the reorganizations are approved by the shareholders of the Predecessor Funds, then the Predecessor Funds will be reorganized into the Funds and the Funds will continue the investment operations of the Predecessor Funds. Prior to this date, the Funds had no assets or investment operations. Financial and performance information included in this Prospectus is that of the Predecessor Funds.

         This Prospectus has been organized so that each Fund has its own short section with important facts about the goals, strategies, risks, expenses and financial history of the particular Fund. Once you have read this section about the Funds, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus. In addition, a description of the Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

ROBECO WPG CORE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

High current income, consistent with capital preservation. The Fund's investment goal is not fundamental and may be changed without shareholder approval by the Company's Board of Directors.

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENTS: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowing for investment purposes) in U.S. denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including (without limitation) mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

CREDIT QUALITY: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are believed by the Adviser to be of comparable credit quality.

DURATION: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund's duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index. As used in this Prospectus, "duration" means the weighted average term to maturity of a fixed income security's cash flows, based on their present values.

STRATEGIES: There are three principal factors in the Adviser's selection process
- maturity allocation, sector allocation and individual security selection.

     [ ]  The  Adviser  studies  the   relationship   between  bond  yields  and
          maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

     [ ] The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

     [ ] After the Fund's maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analysis, looking at:

          o    Stable or improving issuer credit quality;

          o Market inefficiencies that cause individual bonds to have high relative values; and

          o    Structural   features  of   securities,   such  as   callability,
               liquidity, and prepayment characteristics and expectations.

PRINCIPAL RISKS

You could lose money on your investment in the Fund or the Fund could underperform other possible investments including, (without limitation) if any of the following occurs:

     [ ] Interest rates rise, causing the bonds in the Fund's portfolio to drop in value.

     [ ] The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

     [ ] As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

     [ ] As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund's yield. This is known as interest risk.

     [ ] When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond's duration and reduce the value of the bond. This is known as extension risk.

     [ ] The Adviser's judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

     [ ] To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund's portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

WHO MAY WANT TO INVEST

The Fund may be appropriate if you want:

     [ ] Higher potential income than a money market fund with higher potential risk
     [ ] To diversify by investing in a portfolio of investment grade, fixed income securities

WHO MAY NOT WANT TO INVEST

The Fund may not be appropriate if you want:

     [ ]  A temporary  investment
     [ ]  Complete stability of principal
     [ ]  Long-term growth of capital

RISK/RETURN INFORMATION

The performance shown in the bar chart and performance table below is for the Robeco WPG Core Bond Fund's Predecessor Fund, WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust. WPG Core Bond Fund (the "Predecessor Fund") has entered into an Agreement and Plan of Reorganization with the Company which provides that the Robecco WPG Core Bond Fund will acquire all of the assets and liabilities of the Predecessor Fund. If this reorganization is approved by shareholders of the Predecessor Fund, the Predecessor Fund will be reorganized into the Robecco WPG Core Bond. It is anticipated that this reorganization will occur on or about _________. The performance and accounting history of the Predecessor Fund will be assumed by the Robeco WPG Core Bond Fund and are reflected in the bar chart and performance table below.

The bar chart below illustrates the long-term performance of the Predecessor Fund, WPG Core Bond Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

         TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

                               1995          13.25%
                               1996           3.85%
                               1997           7.37%
                               1998           9.26%
                               1999          (0.12)%
                               2000          10.66%
                               2001           9.64%
                               2002          10.87%
                               2003           5.04%
                               2004          _____%

As of December 31, 2004, the Fund's 30-day yield was ____%. Call 1-800-223-3332 for current yields.

Best and Worst Quarterly Performance (for the periods reflected in the chart above)

Best Quarter:.....         ____% (quarter ended _________ ___, _____)

Worst Quarter:....         -___% (quarter ended _________ ___, _____)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns both before and after taxes for the past 10 calendar years to the average annual total returns of broad-based securities market index for the same period. The returns shown in the table are for the Predecessor Fund, WPG Core Bond Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and 10 years compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                       (FOR THE PERIODS ENDED DECEMBER 31, 2004)
                                                                       1 Year           5 Years         10 Years
                                                                       ------           -------         --------
ROBECO WPG CORE BOND FUND
Return Before Taxes                                                    _____%           _____%           _____%
Return After Taxes on Distributions                                    _____%           _____%           _____%
Return After Taxes on Distributions and Sales of Shares                _____%           _____%           _____%
Lehman Brothers Aggregate Index (reflects no deduction  for            _____%           _____%           _____%
fees, expenses or taxes) (1)

(1) The Lehman Brothers Aggregate Index, an unmanaged index, represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities.

EXPENSES AND FEES

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on estimated annual expenses for the current fiscal year.

                                                                                  INSTITUTIONAL CLASS
                                                                                  -------------------
SHAREHOLDER FEES
(paid directly from your investment)

Maximum short-term redemption fee (1)                                                    2.00%
(% of redemption proceeds)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management fees                                                                          0.45%
Distribution (12b-1) fees                                                                 None
Other Expenses (2)                                                                       x.xx%
                                                                                         -----
Total annual Fund operating expenses                                                     x.xx%
                                                                                         -----
Fee waivers (3)                                                                         (x.xx%)
                                                                                         -----
Net expenses                                                                             0.43%
                                                                                         =====

(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment fund) within 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are also charged a wire redemption fee, currently $9.
(2) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of ___% of the Fund's average daily net assets attributable to Institutional Shares.
(3) Pursuant to a written contract between the Adviser and the Company, the Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total annual Fund operating expenses to 0.43% of average daily net assets. The Adviser has agreed to maintain these expense limitations until as least April 30, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 YEAR    3 YEARS*    5 YEARS*    10 YEARS*
                                   ------    --------    --------    ---------

    INSTITUTIONAL CLASS             $--        $--         $--          $--

*The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

ROBECO WPG LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital. The Fund's investment goal is not fundamental and may be changed without shareholder approval by the Company's Board of Directors.

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENTS: The Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies that the Adviser believes offer the prospect of capital appreciation. As used in the Prospectus, "large cap companies" generally means companies having a market capitalization in excess of $15 billion. The Fund's portfolio generally will consist of common stocks of between 60 and 100 companies. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

In order to remain fully invested and instead of purchasing and selling securities directly, the Fund may invest in depository receipts which seek to replicate the price performance and dividend yield of the Russell 1000(R) Growth Index and use derivative contracts (such as futures on the Russell 1000(R) Growth Index).

STRATEGIES: The Adviser uses quantitative techniques to analyze a universe of companies included in the Russell 1000(R) Growth Index. Using a proprietary multi-factor model, the Adviser identifies stocks that the Adviser believes have rising earnings expectations that sell at low relative valuations when compared with their sector peers. Firmly established through the quantitative research process, the Adviser believes that these are the stocks that will lead to portfolio out-performance.

Based on this information, and using sophisticated risk measurement tools, the Adviser selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the Fund's expected return with the level of risk taken. The Adviser seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund's portfolio similar to those of the Russell 1000(R) Growth Index. The market capitalization range of the companies represented in Russell 1000(R) Growth Index as of _______ __, 2005 was between $____ million and $____ billion, with a median market capitalization of approximately $____ billion.

The portfolio is rebalanced regularly, generally on a weekly basis, to maintain the optimal risk/return trade-off. The Adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. A stock is sold when the Adviser believes it no longer offers an appropriate return-to-risk tradeoff.

PRINCIPAL RISKS

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

     [ ]  The U.S. stock market goes down.

     [ ] Growth stocks or stocks of large capitalization companies temporarily fall out of favor with investors.

     [ ] Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

     [ ]  The  Adviser's   judgment  about  the   attractiveness   or  potential
          appreciation of a particular security or sector proves to be wrong.

     [ ] The factors considered by the multi-factor model fail to select stocks with better relative performance than those included in the Russell 1000(R) Growth Index.

WHO MAY WANT TO INVEST

The Fund may be appropriate if you:

     [ ] Are pursuing a long-term goal, such as investing for retirement, that has an investment goal of growth of capital
     [ ] Are seeking higher long-term returns and can accept a higher level of risk
     [ ] Are seeking to diversify your portfolio by investing in a portfolio of common stocks of large companies
     [ ]  Are seeking an objective, disciplined investment process

WHO MAY NOT WANT TO INVEST

The Fund may not be appropriate if you:

     [ ]  Are pursuing a short-term investment goal
     [ ]  Want stability of principal
     [ ]  Seek income as a component of your investment goal

RISK/RETURN INFORMATION

The performance in the bar chart and performance table below shown is for the Robeco WPG Large Cap Growth Fund's Predecessor Fund, WPG Large Cap Growth Fund. WPG Large Cap Growth Fund (the "Predecessor Fund") has entered into an Agreement and Plan of Reorganization with the Company which provides that the Robecco WPG Large Cap Growth Fund will acquire all of the assets and liabilities of the Predecessor Fund. If this reorganization is approved by shareholders of the Predecessor Fund, the Predecessor Fund will be reorganized into the Robecco WPG Large Cap Growth Fund. It is anticipated that this reorganization will occur on or about _________. The performance and accounting history of the Predecessor Fund will be assumed by the Robeco WPG Large Cap Growth Fund and are reflected in the bar chart and performance table below.

The bar chart below illustrates the long-term performance of the Predecessor Fund, WPG Large Cap Growth Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

         TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

                               1995          32.73%
                               1996          24.42%
                               1997          36.27%
                               1998          27.51%
                               1999          12.68%
                               2000          (1.68)%
                               2001         (20.45)%
                               2002         (27.59)%
                               2003          31.89%
                               2004         ______%

Best and Worst Quarterly Total Performance (for the periods reflected in the chart above)

Best Quarter:          ____% (quarter ended _________ __, ______)

Worst Quarter:         -___% (quarter ended _________ __, ______)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns both before and after taxes for the past 10 calendar years to the average annual total returns of a broad-based securities market index for the same period. The returns shown in the table are for the Predecessor Fund, WPG Large Cap Growth Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and 10 years compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                           AVERAGE ANNUAL TOTAL RETURNS (1)
                                                                      (FOR THE PERIODS ENDED DECEMBER 31, 2004)
                                                                     -------------------------------------------

                                                                     1 YEAR           5 YEARS           10 YEARS
                                                                     ------           -------           --------
ROBECO WPG LARGE CAP GROWTH FUND
Return Before Taxes                                                    %                 %                 %
Return After Taxes on Distributions                                    %                 %                 %
Return After Taxes on Distributions and Sales of Shares                %                 %                 %
Russell 1000(R) Growth Index (reflects no deduction for fees,          %                 %                 %
expenses or taxes) (2)

(1) The Fund's performance record shown in the table for periods prior to December 31, 2003 was achieved under the Fund's previous qualitative strategy.
(2) The Russell 1000(R) Growth Index contains those securities in the Russell 1000(R) Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Index is unmanaged and cannot be invested in directly.

EXPENSES AND FEES

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on estimated annual expenses for the current fiscal year.

SHAREHOLDER FEES
(paid directly from your investment)

Maximum short-term redemption fee (1)                                    2.00%
(% of redemption proceeds)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management fees                                                          0.75%
Distribution (12b-1) fees                                                 None
Other Expenses (2)                                                       x.xx%
                                                                         -----
Total annual Fund operating expenses                                     x.xx%
Fee waiver (3)                                                          (x.xx%)
                                                                        ------
Net expenses                                                             1.40%
                                                                         =====

(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment fund) within 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are also charged a wire redemption fee, currently $9.
(2) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of ___% of the Fund's average daily net assets attributable to Institutional Shares.
(3) Pursuant to a written contract between the Adviser and the Company, the Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total annual Fund operating expenses to 1.40% of average daily net assets. The Adviser has agreed to maintain these expense limitations until as least April 30, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                  1 YEAR    3 YEARS*    5 YEARS*    10 YEARS*
                                  ------    --------    --------    ---------
    INSTITUTIONAL CLASS             $--        $--         $--         $--

*The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

ROBECO WPG TUDOR FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

Capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The Fund's investment goal is not fundamental and may be changed without shareholder approval by the Company's Board of Directors.

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENTS: The Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion.

Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):
     [ ]  Securities convertible into common stocks.
     [ ]  Shares of REITs.
     [ ]  Warrants and rights to purchase common stocks.
     [ ]  Preferred stocks.

SPECIAL SITUATIONS: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

STRATEGIES: The Adviser uses a value approach to select the Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security's potential value. These methods may include discussions with management, financial screening, fundamental valuation analysis and identifying potential catalysts.

Factors the Adviser looks for in selecting investments include (without limitation):

     [ ]  Favorable expected returns relative to perceived risk.

     [ ]  Management with demonstrated ability and commitment to the company.

     [ ]  Favorable return on invested capital.

     [ ] Low market valuations relative to earnings forecast, book value, cash flow and sales.

     [ ] Potential catalysts such as new products, cyclical upturns and changes in management.

PRINCIPAL RISKS

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

     [ ]  The stock market goes down.

     [ ] Small capitalization stocks temporarily fall out of favor with investors.

     [ ]  Value stocks temporarily fall out of favor with investors.

     [ ] The Fund's assets remain undervalued or do not have the potential value originally expected.

     [ ] Companies in which the Fund invests suffer unexpected losses or lower than expected earnings which, in addition to causing the Fund to be less liquid, will reduce the Fund's net asset value.

     [ ] The Adviser's judgments about the attractiveness, value or potential appreciation of a particular company's stock selected for the Fund's portfolio prove to be wrong or the special situation that the Adviser anticipated does not occur.

SPECIAL RISKS

Because the Fund invests primarily in small capitalization stocks, your investment will be subject to higher risks generally associated with smaller companies. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

WHO MAY WANT TO INVEST

The Fund may be appropriate if you:

     [ ] Are seeking to diversify by investing in a portfolio of common stocks of small companies
     [ ]  Are pursuing a long-term goal, such as investing for retirement
     [ ] Are seeking potentially higher long term returns and can accept a higher level of risk

WHO MAY NOT WANT TO INVEST

The Fund may not be appropriate if you:

     [ ]  Are pursuing a short-term investment goal
     [ ]  Want stability of principal
     [ ] Are uncomfortable with the risk and price volatility of the stock market and small capitalization stocks

RISK/RETURN INFORMATION

The performance shown in the bar chart and performance table shown below is for the Robeco WPG Tudor Fund's Predecessor Fund, WPG Tudor Fund. WPG Tudor Fund (the "Predecessor Fund") has entered into an Agreement and Plan of Reorganization with the Company which provides that the Robecco WPG Tudor Fund will acquire all of the assets and liabilities of the Predecessor Fund. If this reorganization is approved by shareholders of the Predecessor Fund, the Predecessor Fund will be reorganized into the Robecco WPG Tudor Fund. It is anticipated that this reorganization will occur on or about _________. The performance and accounting history of the Predecessor Fund will be assumed by the Robeco WPG Tudor Fund and are reflected in the bar chart and performance table below.

The bar chart below illustrates the long-term performance of the Predecessor Fund, WPG Tudor Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results.

         TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

                                          1995        41.18%
                                          1996        18.82%
                                          1997        11.11%
                                          1998       (22.01)%
                                          1999        63.26%
                                          2000        (5.20)%
                                          2001       (14.78)%
                                          2002       (26.10)%
                                          2003        45.37%
                                          2004        _____%

Best and Worst Quarterly Performance (for the periods reflected in the chart above)

Best Quarter:          ____% (quarter ended ________ __, ______)

Worst Quarter:         -___% (quarter ended ________ __, ______)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns both before and after taxes for the past 10 calendar years to the average annual total returns of broad-based securities market indices for the same period. The returns shown in the table are for the Predecessor Fund, WPG Tudor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and 10 years compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                           AVERAGE ANNUAL TOTAL RETURNS (1)
                                                                      (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                       1 YEAR         5 YEARS         10 YEARS
                                                                       ------         -------         --------
ROBECO WPG TUDOR FUND
Return Before Taxes                                                      %               %                %
Return After Taxes on Distributions                                      %               %                %
Return After Taxes on Distributions and Sales of Shares                  %               %                %
Russell 2000(R) Value Index (reflects no deduction for fees,             %               %                %
expenses or taxes) (2)

(1) The Fund's performance record prior to August 18, 2003 was achieved under the Fund's previous growth-related strategy.
(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index companies with loweR price-to-book ratios and lower forecasted growth values. The Index is unmanaged and cannot be invested in directly.

EXPENSES AND FEES

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on estimated annual expenses for the current fiscal year.

SHAREHOLDER FEES
(paid directly from your investment)

Maximum short-term redemption fee (1)                                     2.00%
(% of redemption proceeds)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management fees                                                           0.90%
Distribution (12b-1) fees                                                 None
Other Expenses (2)                                                        x.xx%
                                                                          -----
Total annual Fund operating expenses                                      x.xx%
Fee waiver (3)                                                           (x.xx%)
                                                                         ------
Net expenses                                                              1.44%
                                                                          =====

(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are also charged a wire redemption fee, currently $9.
(2) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of ___% of the Fund's average daily net assets attributable to Institutional Shares.
(3) Pursuant to a written contract between the Adviser and the Company, the Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total annual Fund operating expenses to 1.70% of average daily net assets. The Adviser has agreed to maintain these expense limitations until as least April 30, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                   ------    -------    -------    --------
    INSTITUTIONAL CLASS              $--       $--        $--         $-

MORE ABOUT THE FUNDS' INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

The Risk/Return Summary for each Fund describes the Fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the Funds' investments and certain portfolio management techniques that the Funds may use. More information about the Funds' investments and portfolio management techniques, some of which entail risks, is included in the SAI.

MORE ABOUT THE FUNDS' PRINCIPAL INVESTMENTS

EQUITY INVESTMENTS. The Large Cap Growth Fund and Tudor Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations.

FIXED INCOME INVESTMENTS. The Core Bond Fund may invest in all types of fixed income securities. The Large Cap Growth Fund and Tudor Fund may invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund's portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund's minimum accepted credit rating after their purchase.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. Government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. A Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The Core Bond Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund's dollar roll obligations. In addition, if the Adviser's prepayment assumptions are incorrect, a Fund may have performed better had the Fund not entered into the mortgage dollar roll.

FOREIGN SECURITIES. All of the Funds may invest in U.S. dollar-denominated or traded securities of foreign issuers. In addition, the Tudor Fund may invest in securities traded or denominated in foreign currencies. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund's assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

SECURITIES LENDING. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund's total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

DERIVATIVE CONTRACTS. Each Fund may, but need not, use derivative contracts for any of the following purposes:

     [ ] To seek to hedge against adverse changes caused by changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought
     [ ]  As a substitute for buying or selling currencies or securities
     [ ]  To seek to enhance the Fund's return in non-hedging situations

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. Only the Tudor Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

PORTFOLIO TURNOVER. Each Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds' performance.

TEMPORARY INVESTMENTS. Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment goal.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser is headquartered in New York and is a subsidiary of Robeco Group N.V., a Dutch public limited liability company ("Robeco"). Founded in 1929, Robeco is one of the world's oldest asset management organizations. As of ____________, 2005, Robeco, through its investment management subsidiaries, had approximately $_____ billion in assets under management. Robeco USA has over 30 years experience as an investment adviser to institutional and individual clients.

Subject to the general supervision of the Company's Board of Directors, the Adviser manages the Funds' portfolios and is responsible for the selection and management of all portfolio investments of the Fund in accordance with each Fund's investment objective and policies.

PORTFOLIO MANAGERS

The portfolio managers primarily responsible for the day-to-day operation of the Funds are:

FUND                           PORTFOLIO MANAGER(S)             SINCE      PAST 5 YEARS' BUSINESS EXPERIENCE

Robeco WPG Core                Daniel S. Vandivort               1995      Senior managing director of the
Bond Fund                                                                  Adviser.

                               Sid Bakst                         1998      Managing director of the Adviser.

Robeco WPG Large               E.K. Easton Ragsdale              2004      Managing director of the Adviser since
Cap Growth Fund                                                            2003. Prior thereto, managing director
                                                                           and associate head of equity at State
                                                                           Street Research & Management Co.

                               Peter Albanese                    2004      Principal of the Adviser since 2003.
                                                                           Prior thereto, senior vice president of
                                                                           US Trust Co. of New York.

Robeco WPG Tudor               Richard A. Shuster                2003      Managing director of the Adviser since
Fund                                                                       1999 and head of the Adviser's
                                                                           Small Cap Value Team. Prior thereto,
                                                                           managing director with APM Partners, LP.

                               Gregory N. Weiss                  2003      Managing director, portfolio manager and
                                                                           research analyst of the Adviser since
                                                                           1999.  Prior thereto, equity analyst at
                                                                           Bear Stearns & Co.

MANAGEMENT FEES

The Adviser's fee as a percentage of average daily net assets for each Fund is as follows:

Fund:                             Percentage of average daily net assets:
Core Bond Fund                         0.45%
Large Cap Growth Fund                  0.75%
Tudor Fund                             0.90% of average net assets up to $300 million
                                       0.80% of average net assets of $300 million to $500 million
                                       0.75% of average net assets in excess of $500 million


Until April 30, 2006, the Adviser has agreed to waive its fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Core Bond Fund, Large Cap Growth Fund, and Tudor Fund to 0.43%, 1.40% and 1.70%, respectively. Because the Funds have not operated for a full fiscal year, information regarding the aggregate fee paid during the prior fiscal year is not yet available.

OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                                  ------------
                                                  SHAREHOLDERS
                                                  ------------

Distribution     ----------------------------------          ----------------------------------
and                    PRINCIPAL DISTRIBUTOR                         TRANSFER AGENT AND
Shareholder                                                      DIVIDEND DISBURSING AGENT
Services               PFPC DISTRIBUTORS, INC.
                          760 MOORE ROAD                                PFPC INC.
                      KING OF PRUSSIA, PA 19406                    301 BELLEVUE PARKWAY
                                                                   WILMINGTON, DE 19809
                       Distributes shares and
                       provides administrative                  Handles shareholder services,
                       services to beneficial                    including recordkeeping and
                        shareholders of the                      statements, distribution of
                                Funds.                           dividends and processing of
                                                              buy, sell and exchange requests.
                 ----------------------------------          ----------------------------------

Asset            ----------------------------------          ----------------------------------
Management                                                                CUSTODIAN

                        INVESTMENT ADVISER                              MELLON BANK N.A.
                                                                     135 SANTILLI HIGHWAY
                        WEISS, PECK & GREER                            EVERETT, MA 02149
                            INVESTMENTS
                        ONE NEW YORK PLAZA                         Holds each Fund's assets,
                        NEW YORK, NY 10004                       settles all portfolio trades
                                                                  and collects most of the
                   Manages each Fund's investment                 valuation data required for
                            activities.                           calculating each Fund's net
                                                                          asset value.

                 ----------------------------------          ----------------------------------

Fund             ----------------------------------          ----------------------------------
Operations             ADMINISTRATOR AND FUND
                          ACCOUNTING AGENT

                              PFPC INC.
                        301 BELLEVUE PARKWAY
                        WILMINGTON, DE 19809

                   Provides facilities, equipment
                     and personnel to carry out
                   administrative services related
                  to each Fund and calculates each
                       Fund's net asset value,
                    dividends and distributions.
                 ----------------------------------

                                         ---------------------------------
                                                BOARD OF DIRECTORS

                                         Supervises the Funds' activities.
                                         ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES


         The Institutional Class of shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV per share of each Fund is calculated as follows:

                      Value of Assets Attributable to the Institutional Class
          NAV  =   -  Value of Liabilities Attributable to the same Class
                      -------------------------------------------------------
                      Number of Outstanding Shares of the Institutional Class

         Each Fund's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open (a "Business Day"). The NYSE is generally open Monday through Friday, except national holidays. The Funds will effect purchases or redemptions of shares at the next NAV calculated after receipt of your order in proper form.

         The Funds' securities are valued using the closing price or the last sale price on the national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having a remaining maturity of greater than 60 days are valued at the mean of the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolio, since these securities are traded on foreign exchanges. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unrealiable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Company's Board of Directors. The use of an independent service and fair valuation involve the risk that the values used by the Funds to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

MARKET TIMING

         Market timing is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser to invest assets in an orderly, long-term manner, which, in turn, may adversely impact the performance of the Funds. In addition, such activity also may result in adverse tax consequences to shareholders. There is no assurance that the Funds will be able to identify market timers, particularly if they are investing through intermediaries.

         The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders. The Funds currently place certain restrictions on purchases and redemptions. In addition, the Fund charges a redemption fee of 2% on shares redeemed within 60 days of purchase and limits the number of exchanges to other Robeco Investment Funds. For further information on exchanges, purchases and redemptions, please see the sections entitled "Shareholder Information -- Purchase of Fund Shares", "Shareholder Information -- Redemption of Fund Shares" and "Shareholder Information -- Exchange Privilege."

         The Company reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

SHAREHOLDER SERVICE FEES

Institutional Shares of the Funds can pay shareholder service fees at an annual rate of up to [0.25%] of each Fund's Institutional Share assets to financial advisers (which may include affiliates of the Adviser) who provide certain services to their customers who own Institutional Shares of the Funds.

PURCHASE OF FUND SHARES

         Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor").

         PURCHASES THROUGH INTERMEDIARIES. Shares of the Funds may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection  with a  purchase  or  redemption  of  Shares  and  should  read this
Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. Orders received by the Company in good order will be priced at the appropriate Fund's NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

         The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that Service Organizations properly submitted to it all purchase and redemption orders received from the Service Organization's customers before the time for determination of the Fund's NAV in order to obtain that day's price.

         For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the "Service Fee") of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         GENERAL. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment and the minimum additional investment in the Funds is as follows:

-------------------------------------------------------------------------------------
                                         INITIAL INVESTMENT    ADDITIONAL INVESTMENT
-------------------------------------------------------------------------------------
All Funds except Core Bond Fund               $100,000                 $100
-------------------------------------------------------------------------------------
Core Bond Fund                                 $50,000                $5,000
-------------------------------------------------------------------------------------

         Shareholders of the Large Cap Growth and Tudor Funds prior to April __, 2005 will not be subject to the minimum initial investment requirement disclosed in the above table with respect to accounts held in such shareholders' record names prior to such date. The minimum initial investment requirement for such shareholders will be $2,500.

         The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and Robeco USA, Inc. and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and Robeco USA, Inc. and its subsidiaries without being subject to the minimum investment limitations. The Adviser, Robeco USA and Robeco-Sage Capital Management, LLC are wholly-owned subsidiaries of Robeco USA, Inc.

         INITIAL INVESTMENT BY MAIL. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000, except Core Bond Fund $50,000) payable to the Fund. Third party checks will not be accepted.

         Regular Mail:                       Overnight Mail:
         ROBECO/ WPG  [NAME OF FUND]         ROBECO WPG [NAME OF FUND]
         c/o PFPC Inc.                       c/o PFPC Inc.
         P.O. Box 9806                       760 Moore Road
         Providence, RI 02940                King of Prussia, PA 19406


         The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.


         INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (800) 223-3332 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:


     PNC Bank, N.A.
     Philadelphia, Pennsylvania 19103
     ABA# _____________
     Account # ______________
         F/B/O ROBECO WPG [NAME OF FUND]

     Ref. (Account Number)
     Shareholder or Account Name

         Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, N.A. are open for business.

         ADDITIONAL INVESTMENTS. Additional investments may be made at any time (Core Bond Fund $5,000/ Large Cap Growth and Tudor Funds $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under "Initial Investment by Mail" (payable to ROBECO WPG [NAME OF FUND]) or by wiring monies to PNC Bank, N.A. as outlined under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (800) 223-3332 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

         AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($50 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (800) 223-3332.

         RETIREMENT PLANS. Shares may be purchased in conjunction with IRAs and rollover IRAs where Mellon Bank N.A. acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (800) 223-3332. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

         OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board approval, the Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. Subject to Board approval, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

         a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

         b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

         c.   employees of the Adviser and their spouses, parents and children.

         Other persons who are shareholders of other Robeco Investment Funds are not permitted to acquire shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

         Purchases of the Funds' shares will be made in full and fractional shares of the Fund calculated to three decimal places.

         CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

REDEMPTION OF FUND SHARES

         You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

         You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where Mellon Bank N.A. acts as Custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund redeems Shares held for less than 60 days, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchases first will be considered to be shares first redeemed.

         REDEMPTION BY MAIL. Your redemption requests should be addressed to ROBECO WPG [name of Fund], c/o PFPC Inc., P.O. Box 9806, Providence, RI 02940; for overnight delivery, requests should be addressed to ROBECO WPG [name of Fund], c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 and must include:

         a.   Name of the Fund;

         b.   Account Number;

         c. Your share certificates, if any, properly endorsed or with proper powers of attorney;

         d. a letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

         e.   medallion   signature   guarantees  are  required   when  (i)  the
              redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program
              (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

         f.   other  supporting  legal  documents,  if required,  in the case of
              estates,  trusts,  guardianships,   custodianships,  corporations,
              pension and profit sharing plans and other organizations.

         REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (800) 223-3332. The telephone redemption privilege is not available with respect to (i) redemptions in excess of $50,000 during any 30-day period, (ii) accounts that are registered jointly or requiring supporting legal documents or (iii) shares for which certificates have been issued.

         Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (800) 223-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described on page __ of this Prospectus) is authorized, the Company and the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Company and the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

         TRANSACTION FEE ON CERTAIN REDEMPTIONS. The Funds require the payment of a transaction fee on redemptions of Shares held for less than 60 days equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions.

         The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

         The Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 60 days, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

         SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9806, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds' transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

         INVOLUNTARY REDEMPTION. The Funds reserve the right to redeem a shareholder's account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Funds will not be charged when Shares are involuntarily redeemed.

         OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

         Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

         If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) times per year. Such exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00% with respect to the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Tudor Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

         If the exchanging shareholder does not currently own Institutional Shares of the Robeco Investment Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in a Robeco Investment Fund, the dollar value of the Shares acquired must equal or exceed the Robeco Investment Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Robeco Investment Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

         The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

         Please read the prospectus applicable to the Robeco Investment Fund carefully before requesting an exchange. A prospectus of other Robeco Investment Funds may be obtained by calling the Fund at (800) 223-3332.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

         The Core Bond Fund will declare dividends from net investment income daily and pay such dividends monthly. The Large Cap Growth Fund and Tudor Fund will declare and pay dividends from net investment income annually. Ordinary income for the Large Cap Growth Fund and the Tudor Fund, in certain circumstances, may be "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate as described below. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

         The Funds may pay additional distributions and dividends at other times if necessary for a Fund to avoid U.S. federal tax. The Funds' distributions and dividends, whether received in cash or reinvested in additional Fund shares, are subject to U.S. federal income tax.

TAXES

In general, distributions and share transactions are taxed as follows:

TRANSACTION                                      U.S. FEDERAL INCOME TAX STATUS

Redemption or exchange of shares                 Usually capital gain or loss; long-term only if shares owned more than one year

Long-term capital gain distributions             Long-term capital gain

Short-term capital gain distributions            Ordinary income

Dividends                                        The Core Bond Fund does not expect that any of its dividends will be taxable as qualified dividend income.

         Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Fund distributions attributable to short-term capital gains and ordinary income will generally be taxable as ordinary income. Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions of long-term capital gains should generally qualify for the reduced rate of tax if attributable to Fund sales and exchanges occurring on or after May 6, 2003. Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations after December 31, 2002 will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund's securities lending activities. For these lower rates to apply, the non-corporate shareholders must have owned their Fund Shares for at least 61 days during the 120-day period beginning 60 days before the Fund's ex-dividend date. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

         You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

         You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

         Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the Shares exceeds 12 months, except that any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Funds may be required to withhold federal income tax from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Funds with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Funds that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding. The backup withholding rate is 28%.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

         STATE AND LOCAL TAXES. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Funds' distribution, if any, that are attributable to interest on federal securities. Shareholders should consult their advisors regarding the tax status of distributions in their state and locality.

MULTI-CLASS STRUCTURE

         The Core Bond Fund also offers Investor Class Shares, which are offered directly to investors in a separate Prospectus. Shares of each class of the Fund represent equal pro rata interests and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of the Fund can be expected to differ from the total return on Investor Class Shares of the Fund. Information concerning Investor Class Shares of the Fund can be requested by calling the Fund at (800) 223-3332.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE COMPANY'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS

On April __, 2005, each Fund acquired all the assets and assumed all the liabilities of its Predecessor Fund, an open-end investment company with substantially identical investment policies. Prior to that date, the Funds had no assets or investment operations.

The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from each Fund's financial statements audited by ____________, the Predecessor Funds' independent registered public accounting firm. This information should be read in conjunction with each Predecessor Fund's financial statements which, together with the report of independent registered public accounting firm, are included in the Predecessor Funds' annual report, which is available upon request (see back cover for ordering instructions).

                                                                                         CORE BOND FUND
                                                             ----------------------------------------------------------------------
                                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                              31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                             ----------     ----------     ----------     ----------     ----------

Per Share Operating Performance
Net asset value, beginning of period                            $____         $10.44          $9.80          $9.40          $9.07
Net investment income/(loss)                                    $____          $0.30          $0.40          $0.49          $0.60
Net realized and unrealized gain/(loss) on investments          $____          $0.22          $0.64          $0.40          $0.33
Net increase/(decrease) in net assets resulting from
  operations                                                    $____          $0.52          $1.04          $0.89          $0.93

Dividends to shareholders from:
Net investment income                                           $____         $(0.30)        $(0.40)        $(0.49)        $(0.60)
Net realized capital gains                                      $____          $0.00          $0.00          $0.00          $0.00
Total dividends and distributions to shareholders               $____         $(0.30)        $(0.40)        $(0.49)        $(0.60)
Net asset value, end of period                                  $____         $10.66         $10.44          $9.80          $9.40
Total investment return                                          ____%          5.04%         10.87%          9.64%         10.66%

Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                     $____       $145,818       $105,261       $123,797       $114,547
  Ratio of expenses to average net assets                        ____%          0.45%          0.50%          0.50%          0.50%
  Ratio of net investment income/(loss) to average net
    assets                                                       ____%          2.81%          4.02%          5.04%          6.58%
  Portfolio turnover rate                                        ____%         561.8%         539.2%         431.5%         509.0%

The Adviser agreed to cap certain Fund operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for the Predecessor Fund. The Adviser may not discontinue or modify this cap without the approval of the Funds' Directors. Had the Adviser not so agreed, and had the Funds not received a custody earnings credit, the total return would have been lower and the ratio of expenses to average net assets and the ratio of net income to average net assets would have been:

                                                                                         CORE BOND FUND
                                                             ----------------------------------------------------------------------
                                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                              31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                             ----------     ----------     ----------     ----------     ----------
Ratio of expenses to average net assets                         ____%         0.75%           0.83%          0.81%         0.79%
Ratio of net investment income/(loss) to average net assets     ____%         2.51%           3.69%          4.73%         6.29%

FINANCIAL HIGHLIGHTS CONTINUED

                                                                                     LARGE CAP GROWTH FUND
                                                             ----------------------------------------------------------------------
                                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                              31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                             ----------     ----------     ----------     ----------     ----------

Per Share Operating Performance
Net asset value, beginning of period                            $____         $19.16         $26.46         $33.60        $39.88
Net investment income/(loss)                                    $____          $0.00          $0.00         $(0.01)        $0.01
Net realized and unrealized gain/(loss) on investments          $____          $6.11         $(7.30)        $(6.86)       $(0.94)
Net increase/(decrease) in net assets resulting from
  operations                                                    $____          $6.11         $(7.30)        $(6.87)       $(0.93)

Dividends to shareholders from:
Net investment income                                           $____          $0.00          $0.00          $0.00         $0.00
Net realized capital gains                                      $____          $0.00          $0.00         $(0.27)       $(5.35)
Total dividends and distributions to shareholders               $____          $0.00          $0.00         $(0.27)       $(5.35)
Net asset value, end of period                                  $____         $25.27         $19.16         $26.46        $33.60
Total investment return                                          ____%         31.89%        (27.59)%       (20.45)%       (1.68)%

Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                     $____        $52,355        $43,412        $74,931      $109,347
  Ratio of expenses to average net assets                        ____%          1.44%          1.25%          1.14%         1.01%
  Ratio of net investment income/(loss) to average net
    assets                                                       ____%         (0.52)%        (0.42)%        (0.11)%       (0.03)%
  Portfolio turnover rate                                        ____%         126.8%         107.9%          56.4%         78.2%

         The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 2000, 2001, 2002 and 2003 for the Tudor and Large Cap Growth Funds.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                                          TUDOR FUND
                                                             ----------------------------------------------------------------------
                                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                              31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                             ----------     ----------     ----------     ----------     ----------
Per Share Operating Performance
Net asset value, beginning of period                            $____         $11.24         $15.21         $18.41         $22.91
Net investment income/(loss)                                    $____          $0.00          $0.00          $0.00          $0.00
Net realized and unrealized gain/(loss) on investments          $____          $5.10         $(3.97)        $(2.73)        $(1.50)
Net increase/(decrease) in net assets resulting from
  operations                                                    $____          $5.10         $(3.97)        $(2.73)        $(1.50)

Dividends to shareholders from:
Net investment income                                           $____          $0.00          $0.00          $0.00          $0.00
Net realized capital gains                                      $____          $0.00          $0.00         $(0.47)        $(3.00)
Total dividends and distributions to shareholders               $____          $0.00          $0.00         $(0.47)        $(3.00)
Net asset value, end of period                                  $____         $16.34         $11.24         $15.21         $18.41
Total investment return                                          ____%         45.37%        (26.10)%       (14.78)%        (5.20)%

Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                     $____        $58,282        $47,705        $71,324        $94,418
  Ratio of expenses to average net assets                        ____%          1.68%          1.54%          1.38%          1.28%
  Ratio of net investment income/(loss) to average net
    assets                                                       ____%         (0.83)%        (0.81)%         0.11%         (0.22)%
  Portfolio turnover rate                                        ____%         228.3%         105.6%         128.1%          84.0%

The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 2000, 2001, 2002 and 2003 for the Tudor and Large Cap Growth Funds.

                       This page intentionally left blank.

ROBECO INVESTMENT FUNDS OF THE RBB FUND, INC.
--------------------------------------------------------------------------------

FOR MORE INFORMATION:
This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments, describe each Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
An SAI, dated April __, 2005 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi-annual reports, by calling (800) 223-3332. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally part of the Prospectus).

SHAREHOLDER INQUIRIES
Representatives are available to discuss account balance information, mutual fund prospectuses, literature programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (800) 223-3332 or visit the website of Robeco USA at http: WWW.ROBECOUSA.COM.


PURCHASES AND REDEMPTIONS
Call (888) 223-3332.

WRITTEN CORRESPONDENCE
Street Address:
        Robeco Investment Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406

P.O. Box Address:
        Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9806, Providence, RI 02940

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    Investment Company Act File No. 811-05518

                                 INVESTOR CLASS

                             ROBECO INVESTMENT FUNDS
                                       OF
                               THE RBB FUND, INC.


                                   PROSPECTUS

                             [__________ ___, 2005]


                            Robeco WPG Core Bond Fund





                         WEISS, PECK & GREER INVESTMENTS
                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800-223-3332



The securities described in this Prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION...................................................................

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

         Robeco WPG Core Bond Fund .............................................

MANAGEMENT OF THE FUNDS

          Investment Adviser....................................................

          Portfolio Managers....................................................

          Other Service Providers...............................................

SHAREHOLDER INFORMATION

         Pricing of Fund Shares ................................................

         Purchase of Fund Shares ...............................................

         Redemption of Fund Shares .............................................

         Exchange Privilege ....................................................

         Dividends and Distributions ...........................................

         Taxes..................................................................

         Service and Distribution (12b-1) Plan..................................

         Multi-Class Structure..................................................

         Financial Highlights...................................................

FOR MORE INFORMATION .................................................Back Cover

INTRODUCTION
--------------------------------------------------------------------------------

         This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Robeco Investment Funds of The RBB Fund, Inc. (the "Company").

         The mutual fund of the Company offered by this Prospectus represents interests in the Robeco WPG Core Bond Fund (the "Fund"). Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"), through its division Weiss, Peck & Greer Investments (the "Adviser"), provides investment advisory services to the Fund. This Prospectus and the Statement of Additional Information (the "SAI") incorporated herein relate solely to the Fund.

         Effective April __, 2005, the Fund acquired all the assets and assumed all the liabilities of WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust (the "Predecessor Fund"). Prior to this date, the Fund had no assets or investment operations. Financial and performance information included in this Prospectus is that of the Predecessor Fund.

         This Prospectus has been organized so that the Fund has its own short section with important facts about the goals, strategies, risks, expenses and financial history of the Fund. Once you read this section about the Fund, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to the Fund offered by this Prospectus. In addition, a description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

ROBECO WPG CORE BOND FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL

High current income, consistent with capital preservation. The Fund's investment goal is not fundamental and may be changed without shareholder approval by the Company's Board of Directors.

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENTS: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowing for investment purposes) in U.S. denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

CREDIT QUALITY: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are of comparable credit quality.

DURATION: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund's duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index. As used in this Prospectus, "duration" means the weighted average term to maturity of a fixed income security's cash flows, based on their present values.

STRATEGIES: There are three principal factors in the Adviser's selection process
- maturity allocation, sector allocation and individual security selection.

     [ ]  The  Adviser  studies  the   relationship   between  bond  yields  and
          maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

     [ ] The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

     [ ] After the Fund's maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analysis, looking at:

          o    Stable or improving issuer credit quality;

          o Market inefficiencies that cause individual bonds to have high relative values; and

          o    Structural   features  of   securities,   such  as   callability,
               liquidity, and prepayment characteristics and expectations.

PRINCIPAL RISKS

You could lose money on your investment in the Fund or the Fund could underperform other possible investments if any of the following occurs:

     [ ] Interest rates rise, causing the bonds in the Fund's portfolio to drop in value.

     [ ] The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

     [ ] As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

     [ ] As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund's yield. This is known as interest risk.

     [ ] When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond's duration and reduce the value of the bond. This is known as extension risk.

     [ ] The Adviser's judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

     [ ] To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund's portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

WHO MAY WANT TO INVEST

The Fund may be appropriate if you want:

     [ ] Higher potential income than a money market fund with higher potential risk
     [ ] To diversify by investing in a portfolio of investment grade, fixed income securities

WHO MAY NOT WANT TO INVEST

The Fund may not be appropriate if you want:

     [ ]  A temporary investment
     [ ]  Complete stability of principal
     [ ]  Long-term growth of capital

RISK/RETURN INFORMATION

The performance shown in the bar chart and performance table below is for the Robeco WPG Core Bond Fund's Predecessor Fund, WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust. Effective April __, 2005, all of the assets of the WPG Core Bond Fund were transferred into the Robeco WPG Core Bond Fund, a series of the Company. The performance and accounting history of the Predecessor Fund have been assumed by the Robeco WPG Core Bond Fund and are reflected in the bar chart and performance table below.

The bar chart below illustrates the long-term performance of the Predecessor Fund, adjusted to reflect the combined service and distribution fee of 0.10% of the Fund's average daily net assets pursuant to a Service and Distribution Plan adopted by the Company's Board of Directors on behalf of the Investor Class of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

         TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

                                             1995          ____%
                                             1996          ____%
                                             1997          ____%
                                             1998          ____%
                                             1999          ____%
                                             2000          ____%
                                             2001          ____%
                                             2002          ____%
                                             2003          ____%
                                             2004          ____%

As of December 31, 2004, the Fund's 30-day yield was ___%. Call 1-800-223-3332 for current yields.

Best and Worst Quarterly Performance (for the periods reflected in the chart above)

Best Quarter:        ____% (quarter ended __________ __, ______)

Worst Quarter:       -___% (quarter ended __________ __, ______)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns both before and after taxes for the past 10 calendar years to the average annual total returns of a broad-based securities market index for the same period. The returns shown in the table are for the Predecessor Fund, adjusted to reflect the combined service and distribution fee of 0.10% of the Fund's average daily net assets pursuant to a Service and Distribution Plan adopted by the Company's Board of Directors on behalf of the Investor Class of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and 10 years compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                       (FOR THE PERIODS ENDED DECEMBER 31, 2004)
                                                                       -----------------------------------------

                                                                       1 YEAR           5 YEARS         10 YEARS
                                                                       ------           -------         --------
ROBECO WPG CORE BOND FUND
Return Before Taxes                                                      %                 %                %
Return After Taxes on Distributions                                      %                 %                %
Return After Taxes on Distributions and Sales of Shares                  %                 %                %
Lehman Brothers Aggregate Index (reflects no deduction for
fees, expenses or taxes) (1)                                             %                 %                %

(1) The Lehman Brothers Aggregate Index, an unmanaged index, represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities.

EXPENSES AND FEES

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on estimated annual expenses for the current fiscal year.

                                                                                                  INVESTOR CLASS
                                                                                                  --------------
SHAREHOLDER FEES
(paid directly from your investment)

Maximum short-term redemption fee (1)                                                                  2.00%
(% of redemption proceeds)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management fees                                                                                        0.45%
Service and Distribution (12b-1) fees                                                                  0.10%
Other Expenses (2)                                                                                     X.XX%
                                                                                                       -----
Total annual Fund operating expenses                                                                   X.XX%
Fee waivers (3)                                                                                       (X.XX%)
                                                                                                      ------
Net expenses                                                                                           0.53%
                                                                                                       =====

(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment fund) within 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are also charged a wire redemption fee, currently $9.
(2) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges.
(3) Pursuant to a written contract between the Adviser and the Company, the Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total annual Fund operating expenses to 0.53% of average daily net assets. The Adviser has agreed to maintain these expense limitations until as least April 30, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 YEAR    3 YEARS*    5 YEARS*    10 YEARS*
                               ------    --------    --------    ---------
    INVESTOR CLASS

*The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on April 30, 2006. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

MORE ABOUT THE FUND'S INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

The Risk/Return Summary for the Fund describes the Fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the Fund's investments and certain portfolio management techniques that the Fund may use. More information about the Fund's investments and portfolio management techniques, some of which entail risks, is included in the SAI.

MORE ABOUT THE FUND'S INVESTMENTS

FIXED INCOME INVESTMENTS. The Fund may invest in all types of fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in the Fund's portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded below the Fund's minimum accepted credit rating after their purchase.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. Government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund's dollar roll obligations. In addition, if the Adviser's prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll.

FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated or traded securities of foreign issuers. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund's assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

SECURITIES LENDING. The Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by the Fund will not exceed 33 1/3% of the value of the Fund's total assets. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

DERIVATIVE CONTRACTS. The Fund may, but need not, use derivative contracts for any of the following purposes:

     [ ] To seek to hedge against adverse changes caused by changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought
     [ ]  As a substitute for buying or selling currencies or securities
     [ ]  To seek to enhance the Fund's return in non-hedging situations

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund's performance.

TEMPORARY INVESTMENTS. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment goal.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser is headquartered in New York and is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company ("Robeco"). Founded in 1929, Robeco is one of the world's oldest asset management organizations. As of ______, 2005, Robeco, through its investment management subsidiaries, had approximately $____billion in assets under management. Robeco USA has over 30 years experience as an investment adviser to institutional and individual clients.

Subject to the general supervision of the Company's Board of Directors, the Adviser manages the Fund's portfolio and is responsible for the selection and management of all portfolio investments of the Fund in accordance with the Fund's investment objective and policies.

PORTFOLIO MANAGERS

The portfolio managers primarily responsible for the day-to-day operation of the Fund are:

PORTFOLIO MANAGER(S)         SINCE      PAST 5 YEARS' BUSINESS EXPERIENCE

Daniel S.Vandivort            1995      Senior managing director of the Adviser.

Sid Bakst                     1998      Managing director of the Adviser.

MANAGEMENT FEE

The Adviser's fee as a percentage of average daily net assets is 0.45%. Until April 30, 2006, the Adviser has agreed to waive its fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund to 0.53%. Because the Fund has not operated for a full fiscal year, information regarding the aggregate fee paid during the prior fiscal year is not yet available.

OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

The following chart shows the Fund's other service providers and includes their addresses and principal activities.

                                                  ------------
                                                  SHAREHOLDERS
                                                  ------------

Distribution     ----------------------------------          ----------------------------------
and                    PRINCIPAL DISTRIBUTOR                         TRANSFER AGENT AND
Shareholder                                                      DIVIDEND DISBURSING AGENT
Services               PFPC DISTRIBUTORS, INC.
                          760 MOORE ROAD                                PFPC INC.
                      KING OF PRUSSIA, PA 19406                    301 BELLEVUE PARKWAY
                                                                   WILMINGTON, DE 19809
                       Distributes shares and
                       provides administrative                  Handles shareholder services,
                       services to beneficial                    including recordkeeping and
                        shareholders of the                      statements, distribution of
                               Fund.                             dividends and processing of
                                                              buy, sell and exchange requests.
                 ----------------------------------          ----------------------------------

Asset            ----------------------------------          ----------------------------------
Management                                                                CUSTODIAN

                         INVESTMENT ADVISER                             MELLON BANK N.A.
                                                                     135 SANTILLI HIGHWAY
                        WEISS, PECK & GREER                            EVERETT, MA 02149
                            INVESTMENTS
                        ONE NEW YORK PLAZA                         Holds the Fund's assets,
                        NEW YORK, NY 10004                       settles all portfolio trades
                                                                   and collects most of the
                    Manages the Fund's investment                 valuation data required for
                            activities.                           calculating the Fund's net
                                                                          asset value.
                 ----------------------------------          ----------------------------------

Fund             ----------------------------------          ----------------------------------
Operations             ADMINISTRATOR AND FUND
                          ACCOUNTING AGENT

                              PFPC INC.
                        301 BELLEVUE PARKWAY
                        WILMINGTON, DE 19809

                   Provides facilities, equipment
                     and personnel to carry out
                   administrative services related
                   to the Fund and calculates the
                       Fund's net asset value,
                    dividends and distributions.
                 ----------------------------------

                                         ---------------------------------
                                                BOARD OF DIRECTORS

                                         Supervises the Funds' activities.
                                         ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

         The Investor Class of shares of the Fund ("Shares") are priced at their net asset value ("NAV"). The NAV per share of the Fund is calculated as follows:

                           Value of Assets Attributable to the Investor Class
             NAV  =     -  Value of Liabilities Attributable to the same Class
                           ----------------------------------------------------
                           Number of Outstanding Shares of the Investor Class

         The Fund's NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open (a "Business Day"). The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases or redemptions of shares at the next NAV calculated after receipt of your order in proper form.

         The Fund's securities are valued using the closing price or the last sale price on the national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having a remaining maturity of greater than 60 days are valued at the mean of the bid and ask prices. If the Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund's portfolio, since these securities are traded on foreign exchanges. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unrealiable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Company's Board of Directors. The use of an independent service and fair valuation involve the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

MARKET TIMING

         Market timing is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser to invest assets in an orderly, long-term manner, which, in turn, may adversely impact the performance of the Fund. In addition, such activity also may result in adverse tax consequences to shareholders. There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.

         The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders. The Fund currently places certain restrictions on purchases and redemptions. In addition, the Fund charges a redemption fee of 2% on shares redeemed within 60 days of purchase and limits the number of exchanges to other Robeco Investment Funds. For further information on exchanges, purchases and redemptions, please see the sections entitled "Shareholder Information -- Purchase of Fund Shares", "Shareholder Information -- Redemption of Fund Shares" and "Shareholder Information -- Exchange Privilege."

         The Company reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

PURCHASE OF FUND SHARES

         Shares representing interests in the Fund are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor").

         PURCHASES THROUGH INTERMEDIARIES. Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. Orders received by the Company in good order will be priced at the Fund's NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

         The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. The Fund cannot assure you that Service Organizations properly submitted to it all purchase and redemption orders received from the Service Organization's customers before the time for determination of the Fund's NAV in order to obtain that day's price.

         For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the "Service Fee") of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         GENERAL. You may also purchase Shares of the Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment is $2,500 and the minimum additional investment in the Fund is $100.

         The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and Robeco USA, Inc. and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and Robeco USA, Inc. and its subsidiaries without being subject to the minimum investment limitations. The Adviser, Robeco USA and Robeco-Sage Capital Management, LLC are wholly-owned subsidiaries of Robeco USA, Inc.

         INITIAL INVESTMENT BY MAIL. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund. Third party checks will not be accepted.

         REGULAR MAIL:                    OVERNIGHT MAIL:
         ROBECO WPG CORE BOND FUND        ROBECO WPG CORE BOND FUND
         c/o PFPC Inc.                    c/o PFPC Inc.
         P.O. Box 9806                    760 Moore Road
         Providence, RI  02940            King of Prussia, PA  19406

         The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

         INITIAL INVESTMENT BY WIRE. Shares of the Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For the Fund, notification must be given to the Transfer Agent at (800) 223-3332 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

         PNC Bank, N.A.
         Philadelphia, Pennsylvania 19103
         ABA# _____________
         Account # _______________
                F/B/O ROBECO WPG CORE BOND FUND
         Ref. (Account Number)
         Shareholder or Account Name

         Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, N.A. are open for business.

         ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $100) by purchasing Shares of the Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under "Initial Investment by Mail" (payable to ROBECO WPG CORE BOND FUND) or by wiring monies to PNC Bank, N.A. as outlined under "Initial Investment by Wire." For the Fund, notification must be given to the Transfer Agent at (800) 223-3332 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

         AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (800) 223-3332.

         RETIREMENT PLANS. Shares may be purchased in conjunction with IRAs and rollover IRAs where Mellon Bank N.A. acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (800) 223-3332. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

         OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Subject to Board approval, the Adviser will monitor the Fund's total assets and may decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund's strategy. Subject to Board approval, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If the Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

         a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

         b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

         c. employees of the Adviser and their spouses, parents and children.

         Other persons who are shareholders of other Robeco Investment Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

         Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places.

         CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

REDEMPTION OF FUND SHARES

         You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

         You may redeem Shares of the Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where Mellon Bank N.A. acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. There is no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Fund redeems Shares held for less than 60 days, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be shares first redeemed.

         REDEMPTION BY MAIL. Your redemption requests should be addressed to ROBECO WPG CORE BOND FUND, c/o PFPC Inc., P.O. Box 9806, Providence, RI 02940; for overnight delivery, requests should be addressed to ROBECO WPG CORE BOND FUND, c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 and must include:

         a.   Name of the Fund;

         b.   Account number;

         c. Your share certificates, if any, properly endorsed or with proper powers of attorney;

         d. a letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

         e.   medallion   signature   guarantees  are  required   when  (i)  the
              redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program
              (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

         f.   other  supporting legal  documents,  if required,  in the  case of
              estates,  trusts,   guardianships,  custodianships,  corporations,
              pension and profit sharing plans and other organizations.

         REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (800) 223-3332. The telephone redemption privilege is not available with respect to (i) redemptions in excess of $50,000 during any 30-day period, (ii) accounts that are registered jointly or requiring supporting legal documents or (iii) shares for which certificates have been issued.

         Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (800) 223-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described on page __ of this Prospectus) is authorized, the Company and the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Company and the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

         TRANSACTION FEE ON CERTAIN REDEMPTIONS. The Fund requires the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions.

         The additional transaction fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the additional transaction fee.

         The Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 60 days, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

         SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9806, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

         INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem a shareholder's account in the Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Fund will not be charged when Shares are involuntarily redeemed.

         OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

         Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

         If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year. Such exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Shares held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00%. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

         If the exchanging shareholder does not currently own Investor Class Shares of the Robeco Investment Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Fund, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in a Robeco Investment Fund, the dollar value of the Shares acquired must equal or exceed the Robeco Investment Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Robeco Investment Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

         Please read the prospectus applicable to the Robeco Investment Fund carefully before requesting an exchange. A prospectus of other Robeco Investment Funds may be obtained by calling the Fund at (800) 223-3332.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

         The Fund will declare dividends from net investment income daily and pay such dividends monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually.

         The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund's distributions and dividends, whether received in cash or reinvested in additional Fund shares, are subject to U.S. federal income tax.

TAXES

         In general, distributions and share transactions are taxed as follows:


                TRANSACTION                  U.S. FEDERAL INCOME TAX STATUS

Redemption or exchange of shares             Usually capital gain or loss; long-term only if shares
                                             owned more than one year

Long-term capital gain distributions         Long-term capital gain

Short-term capital gain distributions        Ordinary income

Dividends                                    The Fund does not expect  that
                                             any of its  dividends  will be
                                             taxable as qualified  dividend
                                             income.

         The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Fund distributions attributable to short-term capital gains and ordinary income will generally be taxable as ordinary income. Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions of long-term capital gains should generally qualify for the reduced rate of tax if attributable to Fund sales and exchanges occurring on or after May 6, 2003. Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations after December 31, 2002 will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities. For these lower rates to apply, the non-corporate shareholders must have owned their Fund Shares for at least 61 days during the 120-day period beginning 60 days before the Fund's ex-dividend date. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

         You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of Shares of the Fund may be disallowed under "wash sale" rules to the extent the Shares disposed of are replaced with other Shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

         Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the Shares exceeds 12 months, except that any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Fund may be required to withhold federal income tax from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Fund with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding. The backup withholding rate is 28%.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

         STATE AND LOCAL TAXES. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER SERVICES AND DISTRIBUTION (12B-1) PLAN

         Shares representing interests in the Fund are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor"). The Board of Directors of the Company has adopted a Shareholder Services and Distribution (12b-1) Plan (the "Plan") for the Fund's Investor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a combined service and distribution fee, which is accrued daily and paid monthly, equal to 0.10% of the average daily net assets of the Investor Class Shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) ongoing servicing and/or maintenance of the accounts of shareholders; (ii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of the Shares; and (iii) the sale of the Shares, all as set forth in the Plan. The
Distributor may delegate some or all of these functions to Service Organizations. See "Purchases Through Intermediaries" above. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

MULTI-CLASS STRUCTURE

         The Fund also offers Institutional Shares, which are offered directly to investors in a separate Prospectus. Shares of each class of the Fund represent equal pro rata interests and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of the Fund can be expected to differ from the total return on Institutional Class Shares of the Fund. Information concerning Institutional Class Shares of the Fund can be requested by calling the Fund at
(800) 223-3332.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE COMPANY'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS

On April __, 2005, the Fund acquired all the assets and assumed all the liabilities of the Predecessor Fund, an open-end investment company with substantially identical investment policies. Prior to that date, the Fund had no assets or investment operations.

The table below sets forth certain financial information of the Predecessor Fund for the periods indicated, including per share information results for a single fund share. The performance and accounting history of the Predecessor Fund have been assumed and relates to the Institutional Class shares of the Fund, and not the Investor Class shares which is a newly offered class. The Investor Class shares have higher expenses than the Institutional Class shares, which would adversely affect the following financial information. Institutional Class shares are not offered by this Prospectus. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Predecessor Fund's financial statements audited by __________, the Predecessor Fund's independent registered public accounting firm. This information should be read in conjunction with the Predecessor Fund's financial statements which, together with the report of independent registered public accounting firm, are included in the Predecessor Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                              CORE BOND FUND - INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------------
                                                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                                               DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                               31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                              ----------    -----------    -----------    -----------    -----------
Per Share Operating Performance
Net asset value, beginning of period                             $____         $10.44          $9.80          $9.40          $9.07
Net investment income/(loss)                                     $____          $0.30          $0.40          $0.49          $0.60
Net realized and unrealized gain/(loss) on investments           $____          $0.22          $0.64          $0.40          $0.33
Net increase/(decrease) in net assets resulting from
  operations                                                     $____          $0.52          $1.04          $0.89          $0.93

Dividends to shareholders from:
Net investment income                                            $____         $(0.30)        $(0.40)        $(0.49)        $(0.60)
Net realized capital gains                                       $____          $0.00          $0.00          $0.00          $0.00
Total dividends and distributions to shareholders                $____         $(0.30)        $(0.40)        $(0.49)        $(0.60)
Net asset value, end of period                                   $____         $10.66         $10.44          $9.80          $9.40
Total investment return                                           ____%          5.04%         10.87%          9.64%         10.66%

Ratios/Supplemental Data
  Net assets, end of period (000's omitted)                      $____       $145,818       $105,261       $123,797       $114,547
  Ratio of expenses to average net assets                         ____%          0.45%          0.50%          0.50%          0.50%
  Ratio of net investment income/(loss) to average net
    assets                                                        ____%          2.81%          4.02%          5.04%          6.58%
  Portfolio turnover rate                                         ____%         561.8%         539.2%         431.5%         509.0%

The Adviser agreed to cap certain Fund operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for the Predecessor Fund. Prior to April 30, 2006, the Adviser may not discontinue or modify this cap without the approval of the Fund's Directors. Had the Adviser not so agreed, and had the Fund not received a custody earnings credit, the total return would have been lower and the ratio of expenses to average net assets and the ratio of net income to average net assets would have been:

                                                                                         CORE BOND FUND
                                                              ----------------------------------------------------------------------
                                                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                                ENDED          ENDED          ENDED          ENDED          ENDED
                                                               DECEMBER       DECEMBER       DECEMBER       DECEMBER       DECEMBER
                                                               31, 2004       31, 2003       31, 2002       31, 2001       31, 2000
                                                              ----------    -----------    -----------    -----------    -----------
Ratio of expenses to average net assets                          ____%         0.75%           0.83%          0.81%          0.79%
Ratio of net investment income/(loss) to average net assets      ____%         2.51%           3.69%          4.73%          6.29%


                       This page intentionally left blank.

ROBECO INVESTMENT FUNDS OF THE RBB FUND, INC.
--------------------------------------------------------------------------------

FOR MORE INFORMATION:
This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about the Fund's investments, describes the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
An SAI, dated April ___, 2005 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi-annual reports, by calling (800) 223-3332. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally part of the Prospectus).

SHAREHOLDER INQUIRIES

Representatives are available to discuss account balance information, mutual fund prospectuses, literature programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (800) 223-3332 or visit the website of Robeco USA at http: WWW.ROBECOUSA.COM.

PURCHASES AND REDEMPTIONS
Call (888) 223-3332.

WRITTEN CORRESPONDENCE
Street Address:
        Robeco Investment Funds, c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406

P.O. Box Address:
        Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9806, Providence, RI 02940

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy information about the Company and the Fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.

                    Investment Company Act File No. 811-05518

                         WEISS, PECK & GREER INVESTMENTS
                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800-223-3332

                             ROBECO INVESTMENT FUNDS

                       INSTITUTIONAL AND INVESTOR CLASSES

                            Robeco WPG Core Bond Fund

                               INSTITUTIONAL CLASS

                        Robeco WPG Large Cap Growth Fund
                              Robeco WPG Tudor Fund

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                       STATEMENT OF ADDITIONAL INFORMATION

                             _____________ ___, 2005


     This Statement of Additional Information ("SAI") provides supplementary information about the Robeco WPG Core Bond Fund (the "Core Bond Fund"), Robeco WPG Large Cap Growth Fund (the "Large Cap Growth Fund"), and Robeco WPG Tudor Fund (the "Tudor Fund") (each a "Fund" and collectively, the "Funds") of The RBB Fund, Inc. (the "Company"). This information is in addition to the information contained in the Robeco Investment Funds prospectuses dated ___________ ___, 2005 (each a "Prospectus" and together the "Prospectuses").

     This SAI is not a prospectus. It should be read in conjunction with the Prospectuses. A copy of the Prospectuses and Annual Report may be obtained free of charge by calling toll-free (877) 264-5346.

                                TABLE OF CONTENTS

     GENERAL INFORMATION.......................................................3
     INVESTMENT OBJECTIVES AND POLICIES........................................3
     INVESTMENT LIMITATIONS...................................................29
     DISCLOSURE OF PORTFOLIO HOLDINGS.........................................34
     MANAGEMENT OF THE COMPANY................................................35
     CODE OF ETHICS...........................................................41
     PROXY VOTING POLICIES....................................................41
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................41
     INVESTMENT ADVIOSRY, DISTRIBUTION AND SERVICING ARRANGEMENTS.............49
     FUND TRANSACTIONS........................................................56
     PURCHASE AND REDEMPTION INFORMATION......................................57
     VALUATION OF SHARES......................................................59
     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS..................................61
     ADDITIONAL INFORMATION CONCERNING COMPANY SHARES.........................71
     MISCELLANEOUS............................................................74
     FINANCIAL STATEMENTS.....................................................74

                               GENERAL INFORMATION

         The Company is an open-end management investment company currently operating or proposing to operate [nineteen] separate investment companies, two of which have not commenced operations as of the date of this SAI. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Investor Class representing interests in the Core Bond Fund, and the Institutional Class representing interests in the Core Bond Fund, the Large Cap Growth Fund and the Tudor Fund, which are offered by Prospectuses dated __________ __, 2005. The Funds are diversified portfolios.

         The Company has entered into separate Agreements and Plans of Reorganization with the WPG Core Bond Fund (a series of the Weiss, Peck & Greer Funds Trust), WPG Large Cap Growth Fund, and WPG Tudor Fund, respectively (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). The Agreements and Plans of Reorganization provide that the Company will acquire the assets and liabilities of the Predecessor Funds. If the reoganizations are approved by shareholders, the reorganizations are expected to occur on or about ______ and the Funds will commence operations at that time. Financial and performance information included in this SAI is that of the Predecessor Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

         The investment objective of the Core Bond Fund is high current income, consistent with capital preservation. The Fund invests substantially all, but at least 80%, of its assets in U.S. denominated or quoted bonds issued by domestic or foreign companies or governmental entities.

         The investment objective of the Large Cap Growth Fund is long-term growth of capital. The Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies that offer the prospect of capital appreciation.

         The investment objective of the Tudor Fund is capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion.

         Robeco USA, L.L.C. ("Robeco USA"), through its division Weiss, Peck & Greer Investments (the "Adviser" or "WPG"), serves as each Fund's investment adviser.

         Each Fund is a diversified, open-end, management investment company (or series thereof). The investment objectives, policies and restrictions of each Fund may be changed or altered by the Board of Directors of the Company (the "Board") without shareholder approval, except to the extent such policies and restrictions have been adopted as fundamental. See "Investment Restrictions." The securities in which each Fund may invest and certain other investment policies are further described in the Prospectuses. There can be no assurance that any of the Funds' investment objectives will be achieved.

         The Adviser may not invest in all of the instruments or use all of the investment techniques permitted by the Funds' Prospectuses and SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds' investment policies and limitations.

"SPECIAL SITUATIONS"

         The Tudor Fund may invest in "Special Situations" as defined in, and subject to, its fundamental investment restrictions set forth under "Investment Restrictions." Since every Special Situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of future value and the risk of possible loss of capital are greater than in the experienced, well-established companies carrying on business according to long-established patterns. The market price of a Special Situation may decline significantly if an anticipated development does not materialize. For the very same reasons, however, the Fund believes that if a Special Situation is carefully studied by the Adviser and an investment is made at the appropriate time, maximum appreciation may be achieved.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Subject to its investment restrictions and policies, each Fund may enter into repurchase agreements with banks, broker-dealers or other financial institutions in order to generate additional current income. A repurchase agreement is an agreement under which a fund acquires a security from a seller subject to resale to the seller at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the time period the security is held by a fund. The repurchase price may be higher than the purchase price, the difference being income to the fund, or the purchase and repurchase price may be the same, with interest at a stated rate due to the fund together with the repurchase price on repurchase. In either case, the income to the fund is unrelated to the interest rate on the security. Typically, repurchase agreements are in effect for one week or less, but may be in effect for longer periods of time. Repurchase agreements of more than one week's duration are subject to each Fund's respective limitation on investments in illiquid securities.

         Repurchase agreements are considered by the Securities and Exchange Commission (the "SEC") to be loans by the purchaser collateralized by the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will generally enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary U.S. Government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Funds may invest. The Funds will monitor the value of the underlying securities throughout the term of the agreement to ensure that their market value always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. Each Fund will maintain a segregated account with the Custodian for the securities and other collateral, if any, acquired under a repurchase agreement with a broker-dealer for the term of the agreement.

         In addition to the risk of the seller's default or a decline in value of the underlying security, a Fund also might incur disposition costs in connection with liquidating the underlying securities. If the seller becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of that Fund and therefore subject to sale by the seller's trustee in bankruptcy. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying security and may be deemed an unsecured creditor of the seller. While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

         The Core Bond Fund may enter into reverse repurchase agreements with domestic banks or broker-dealers, subject to its policies and restrictions. Under a reverse repurchase agreement, the fund sells a security held by it and agrees to repurchase the instrument on a specified date at a specified price, which includes interest. The Fund will use the proceeds of a reverse repurchase agreement to purchase other securities which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

         The Core Bond Fund will enter into reverse repurchase agreements only when the Adviser believes the interest income and fees to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

         Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller. The Core Bond Fund may not enter into a reverse repurchase agreement if as a result its current obligations under such agreements would exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

         In connection with entering into reverse repurchase agreements, the Fund will segregate U.S. Government securities, cash or cash equivalents with an aggregate current value sufficient to repurchase the securities or equal to the proceeds received upon the sale, plus accrued interest.

FOREIGN SECURITIES

         The Tudor Fund may invest in securities of foreign issuers. The Core Bond and Large Cap Growth Funds may also invest in securities of foreign issuers that are traded or denominated in U.S. dollars. Investment in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investment in U.S. issuers.

         Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Although fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on

U.S. exchanges, the Funds will endeavor to achieve the most favorable net results on their foreign portfolio transactions.

         There is generally less government supervision and regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In some foreign transactions there may be a greater risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscators taxation, political or social instability, or diplomatic developments, which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, and resource self-sufficiency and balance of payments position. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign custodian. The U.S. dollar value of foreign securities will be favorably or adversely affected by exchange rate fluctuations between the dollar and the applicable foreign currency. A Fund will incur costs in converting foreign currencies into U.S. dollars.

         EURODOLLAR, YANKEE DOLLAR AND YANKEE BOND INVESTMENTS. The Funds may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Funds may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

         DEPOSITORY RECEIPTS. With respect to certain foreign securities, the Funds may purchase depository receipts of all kinds, including American
Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) and International Depository Receipts (IDRs). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. EDRs, GDRs and IDRs are receipts issued in Europe, generally by a non-U.S. bank or trust company, and evidence ownership of non-U.S. securities. ADRs are traded on domestic exchanges or in the U.S. over-the-counter (OTC) market and, generally, are in registered form. EDRs, GDRs and IDRs are traded on non-U.S. exchanges or in non-U.S. OTC markets and, generally, are in bearer form. Investments in ADRs have certain advantages over direct investment in the underlying non-U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are readily available, and
(ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. To the extent a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

RISK CONSIDERATIONS OF MEDIUM GRADE SECURITIES

         Obligations in the lowest investment grade (i.e., BBB or Baa), referred to as "medium grade" obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

RISK CONSIDERATIONS OF LOWER RATED SECURITIES

         The Tudor Fund may invest in fixed income securities that are not investment grade but are rated as low as B by Moody's or B by Standard & Poor's (or their equivalents or, if unrated, determined by the Adviser to be of comparable credit quality). In the case of a security that is rated differently by two or more rating services, the higher rating is used in connection with the foregoing limitation. In the event that the rating on a security held in a Fund's portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates.

         An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

         High yield fixed income securities (commonly known as "junk bonds") are considered speculative investments and, while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured.

         The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and a Fund's net asset value, to the extent it holds such securities.

         High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security's value will decrease in a rising interest rate market, as will the value of a Fund's assets, to the extent it holds such fixed income securities.

         In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on the Adviser's ability to accurately value such securities and a Fund's assets and on the Fund's ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market.

         New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

         Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund will continuously monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security's liquidity so the Fund can meet redemption requests.

FORWARD COMMITMENT AND WHEN-ISSUED TRANSACTIONS

         Each Fund may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by a fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

         When-issued purchases and forward commitments enable a Fund to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's net asset value starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

         A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions, and its
distributions   from  any  net  realized   capital  gains  will  be  taxable  to
shareholders.

         When a fund purchases securities on a when-issued or forward commitment basis, the fund or the Custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the fund's purchase commitments. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

LOANS OF PORTFOLIO SECURITIES

         Subject to its investment restrictions, each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange, Inc. give a fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

         At the  present  time  the  staff  of the SEC  does  not  object  if an investment company pays reasonable negotiated fees to its custodian in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

OPTIONS ON SECURITIES AND SECURITIES INDICES

         WRITING COVERED OPTIONS. The Core Bond Fund, Large Cap Growth Fund, and Tudor Fund may each write covered call and (except Large Cap Growth Fund) put options on any securities in which it may invest or on any securities index based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The purpose of writing such options is to generate additional income. However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

         All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which, in the case of the Tudor Fund, may be quoted or denominated in any currency, in a segregated account noted on the Fund's records or maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

         A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparts to such option. Such purchases are referred to as "closing purchase transactions."

         A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

         The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. A Fund may also cover call and put options on a securities index by using the other methods described above.

         PURCHASING OPTIONS. The Core Bond Fund, Large Cap Growth Fund, and Tudor Fund may each purchase put and call options on any securities in which it may invest or on any securities index based on securities in which it may invest, and a Fund may enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

         A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

         Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. Although the Funds may use option transactions to seek to generate additional income and to seek to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar mutual funds which do not engage in such activities. These risks include the following: for writing call options, the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price; for writing put options, the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or to make a cash settlement on the securities index at prices which may not reflect current market values; and for purchasing call and put options, the possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500 Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the securities index on which options are written. If the forecasts of the Adviser regarding movements in securities prices or interest rates are incorrect, a Fund's investment results may have been better without the hedge transactions.

         There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will monitor the liquidity of over-the-counter options and, if it determines that such options are not readily marketable, a Fund's ability to enter such options will be subject to the Fund's limitation on investments on illiquid securities.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         To seek to increase total return or to hedge against changes in interest rates or securities prices, Core Bond Fund and Tudor Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, and any other financial instruments and indices. A Fund will engage in futures and related options transaction for bona fide hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

         FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

         OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be affected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         OTHER CONSIDERATIONS. The Funds will engage in futures and related options transactions for bona fide hedging and to seek to increase total return as permitted by the CFTC regulations which permit principals of an investment company registered under the Act to engage in such transactions without registering as commodity pool operators. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. Except as stated below, a Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         Each Fund will engage in transactions in currency forward contracts, futures contracts and options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Dividends, Distribution and Tax Status."

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in some cases, may require the applicable Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

         The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund's income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

         Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. Other futures contracts available to hedge the Funds' portfolio investments generally are limited to futures on various securities indices.

FORWARD FOREIGN CURRENCY TRANSACTIONS

         The Tudor Fund may to the extent that it invests in foreign securities, enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         The Tudor Fund is permitted to enter into forward contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed number of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause the Fund to enter a forward contract to sell, for a fixed U.S. dollar amount, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         Although the Tudor Fund has no current intention to do so, it may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value in securities denominated or quoted in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other U.S. foreign currency, if the Adviser determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

         The Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds' respective portfolio securities or other assets quoted or denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation by purchasing an offsetting contract obligating it to purchase at the same maturity date, the same amount of such foreign currency. If the Fund chooses to make delivery of foreign currency, it may be required to obtain such delivery through the sale of portfolio securities quoted or denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is party to the original forward contract.

         The Fund's transactions in forward contracts will be limited to those described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency quoted or denominated securities, and a Fund will not do so unless deemed appropriate by the Adviser.

         When entering into a forward contract, the Fund will segregate either cash or liquid securities quoted or denominated in any currency in an amount equal to the value of the Fund's total assets committed to the consummation of forward currency exchange contracts which require the Fund to purchase a foreign currency. If the value of the segregated securities declines, additional cash or securities will be segregated by the Fund on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts.

         This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

         While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses, which will prevent the Fund from achieving a complete hedge, or expose the Fund to the risk of foreign exchange loss.

         Forward contracts are subject to the risks that the counterparts to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

         The Fund's foreign currency transactions (including related options, futures and forward contracts) may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

MORTGAGE-BACKED SECURITIES

         Certain Funds, and in particular the Core Bond Fund, may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates and collateralized mortgage obligations ("CMOs").

         GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the U.S. Government. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

         MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

         Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

         A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

         PRIVATELY ISSUED MORTGAGED-BACKED SECURITIES. Certain Funds, and in particular the Core Bond Fund, may invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

         Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (e.g., Standard & Poor's or Moody's), they often are structured with one or more types of "credit enhancement." Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral (e.g., sale of a house after foreclosure). Liquidity protection refers to the payment of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the securities or through a combination of such approaches.

         Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes entitled to receive payment before other classes, with the result that defaults on the underlying mortgages are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on the underlying mortgages in a pool exceed the amount required to be paid on the mortgage-backed securities). The degree of credit enhancement for a particular issue of mortgage-backed securities is based on the level of credit risk associated with the particular mortgages in the related pool. Losses on a pool in excess of anticipated levels could nevertheless result in losses to security holders since credit enhancement rarely covers every dollar owed on a pool.

         RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in Mortgage-Backed Securities (such as those described above) involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

         Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

         Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates. The market for certain types of Mortgage-Backed Securities (i.e., certain CMOs) may not be liquid under all interest rate scenarios, which may prevent a Fund from selling such securities held in its portfolio at times or prices that it desires.

         RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

         Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment extension and interest rate risk associated with the underlying mortgage assets.

         The Core Bond Fund may invest in floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), and Mortgage-Backed Securities purchased at a discount. The primary risks associated with these derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

MORTGAGE DOLLAR ROLL TRANSACTIONS

         The Core Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date.

         During the roll period, the Core Bond Fund will not receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Core Bond Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Core Bond Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high-grade debt securities in an amount equal to the forward purchase price. Any benefits derived from the use of mortgage dollar rolls may depend upon mortgage prepayment assumptions, which will be affected by changes in interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

ASSET-BACK SECURITIES

         Certain Funds, and in particular the Core Bond Fund, may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. Government securities, but are not direct obligations of the U.S. Government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. In addition to risks similar to those associated with Mortgage-Backed Securities, asset-backed securities present further risks that are not presented by Mortgage-Backed Securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. See "Risk Factors Associated with Mortgage-Backed Securities."

CONVERTIBLE SECURITIES AND PREFERRED STOCKS

         To the extent not inconsistent with their investment policies and restrictions, the Funds may invest in debt securities or preferred stocks that are convertible into or exchangeable for common stock. Preferred stocks are securities that represent an ownership interest in a company and provide their owner with claims on the company's earnings and assets prior to the claims of owners of common stock but after those of bond owners. Preferred stocks in which the Funds may invest include sinking fund, convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks. There is no minimum credit rating applicable to a Fund's investment in preferred stocks and securities convertible into or exchangeable for common stocks.

MUNICIPAL OBLIGATIONS

         The Core Bond Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular Federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes. Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue obligations are not backed by the credit and taxing authority of the issuer, but are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. In addition, revenue obligations may be backed by a letter of credit, guarantee or insurance. Revenue obligations include private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development bonds (now a subset of a class of bonds known as "private activity bonds"), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

         These Funds may also invest in municipal securities in the form of notes, which generally are used to provide for short-term capital needs in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

         There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act"), prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate), which accurately reflects its value. In addition, stand-by commitments and demand obligations also enhance marketability.

         For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High grade municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

         There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, the Adviser believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

         A Fund may invest in variable, floating rate and other municipal securities on which the interest may fluctuate based on changes in market rates. The interest rates payable on variable rate securities are adjusted at designated intervals (e.g., daily, monthly, semi-annually) and the interest rates payable on floating rate securities are adjusted whenever there is a change in the market rate of interest on which the interest payable is based. The interest rate on variable and floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. The value of floating and variable rate securities generally is more stable than that of fixed rate securities in response to changes in interest rate levels. A Fund may consider the maturity of a variable or floating rate municipal security to be shorter than its ultimate maturity if that Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate maturity.

         MUNICIPAL LEASES. Funds that may invest in municipal securities may invest in municipal leases and certificates of participation in municipal leases. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity, which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering, or the failure to fully recover, the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Adviser will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purposes of the limitation on investments in illiquid securities.

         PRE-FUNDED MUNICIPAL SECURITIES. Funds that invest in municipal securities may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price, which represents a premium over their face value.

ZERO COUPON AND CAPITAL APPRECIATION BONDS

         Funds that may invest in debt securities may invest in zero coupon and capital appreciation bonds. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value that do not entitle the holder to any payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

REAL ESTATE INVESTMENT TRUSTS

         Each Fund may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Funds that invest in REITs will indirectly bear their proportionate share of any expenses paid by such REITs in addition to the expenses paid by the Funds.

         Investing in REITs involves certain risks: equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500.

U.S. GOVERNMENT SECURITIES

         U.S. Government securities are either (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury bills), (ii) guaranteed by the U.S. Treasury (e.g., Ginnie Mae mortgage-backed securities), (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Fannie Mae discount notes) or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g. securities of each of the Federal Home

Loan Banks). Such guarantees of U.S. Government securities held by a Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. Government will continue to provide support to its agencies or instrumentalities in the future.

         U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity.

RESTRICTED AND ILLIQUID SECURITIES

         Each Fund may purchase securities that are not registered or offered in an exempt non-public offering ("Restricted Securities") under the 1933 Act, including securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. However, a Fund will not invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, interest rate, currency and mortgage swaps, interest rate caps, floors and collars, certain SMBS, municipal leases, certain over-the-counter options, securities that are not readily marketable and Restricted Securities, unless the Boards determine, based upon a continuing review of the trading markets for the specific Restricted Securities, that such Restricted Securities are liquid.

         Certain commercial paper issued in reliance on Section 4(2) of the 1933 Act is treated like Rule 144A Securities. The Boards have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of the Fund's portfolio securities. The Boards, however, retain sufficient oversight and are ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Restricted Securities sold and offered under Rule 144A or Section 4(2) will develop, the Boards will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities.

         The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

OTHER INVESTMENT COMPANIES

         Each Fund, subject to authorization by its Board, may invest all of its investable assets in the securities of a single open-end investment company (a "Portfolio"). If authorized by the Board, a Fund would seek to achieve its investment objective by investing in a Portfolio, which Portfolio would invest in a portfolio of securities that complies with the Fund's investment objectives, policies and restrictions. The ability of the Funds to convert to the so-called master-feeder fund structure has been approved by the Funds' shareholders. The Boards do not intend to authorize investing in this manner at this time.

         Each Fund may invest up to 10% of its total assets in the securities of other investment companies not affiliated with WPG, but not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. For example, the Core Bond Fund may invest in Standard & Poor's Depositary Receipts (commonly referred to as "Spiders"), which are exchange-traded shares of a closed-end investment company that are designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

MARKET CHANGES

         The market value of each Fund's investments, and thus each Fund's net asset value, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

PORTFOLIO TURNOVER

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs, which must be borne by the applicable Fund and its shareholders. The actual portfolio turnover rates for each Fund are noted in the Prospectuses.

         In determining such portfolio turnover, U.S. Government securities and all other securities (including options) which have maturities at the time of acquisition of one year or less ("short-term securities") are excluded. The annual portfolio turnover rate is calculated by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned by the applicable Fund during the year. The monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by
13. A turnover rate of 100% would occur if all of a Fund's portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options, which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs, which a Fund must pay, and the possibility of more short-term gains, distributions of which are taxable as ordinary income.

         The Funds will trade their portfolio securities without regard to the length of time for which they have been held. To the extent that a Fund's portfolio is traded for short-term market considerations and portfolio turnover rate exceeds 100%, the annual portfolio turnover rate of the Fund could be higher than most mutual funds.

                             INVESTMENT LIMITATIONS

         Each Fund has adopted the following investment restrictions, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the applicable Fund. As defined in the 1940 Act and as used in the Prospectuses and this SAI, "a majority of the outstanding voting securities" of a Fund, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. So long as these fundamental restrictions are in effect, each Fund may not:

CORE BOND FUND

         1. With respect to 75% of its total assets, purchase securities of an issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities and shares of other investment companies), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund; provided, however, that each Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as such Fund.

         2. Purchase or sell real estate (other than securities secured by real estate or interests therein, or issued by entities which invest in real estate or interests therein), but it may lease office space for its own use and invest up to 15% of its assets in publicly held real estate investment trusts.

         3. Borrow amounts in excess of 33% of its total assets (including the amount borrowed) and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not apply to reverse repurchase agreements entered into in accordance with a Fund's investment policies.

         4. Make loans, except that this restriction shall not prohibit the purchase of or investment in bank certificates of deposit or bankers acceptances, the purchase and holding of all or a portion of an issue of publicly distributed debt securities, the lending of portfolio securities and the entry into repurchase agreements.

         5. Engage in the business of underwriting securities of others, except to the extent that the Fund may be deemed to be an underwriter under the 1933 Act, when it purchases or sells portfolio securities in accordance with its investment objectives and policies; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         6. Purchase securities, excluding U.S. Government securities, of one or more issuers conducting their principal business activity in the same industry, if immediately after such purchase the value of its investments in such industry would exceed 25% of its total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         7. Issue senior securities, except as permitted under the 1940 Act and except that the Fund may issue shares of beneficial interest in multiple classes or series.

         8. Invest in commodities or in commodities contracts, except that the Fund may purchase and sell financial futures contracts on securities, indices and currencies and options on such futures contracts, and the Fund may purchase securities on a forward commitment or when-issued basis.

LARGE CAP GROWTH FUND

         1. With respect to 75% of its total assets, purchase securities of an issuer (other than U.S. Government securities or, with respect to the Fund, repurchase agreements collateralized by U.S. Government securities and shares of other investment companies), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund; provided, however, that each Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as such Fund.

         2. Purchase, sell or invest in commodities or commodity contracts or real estate or interests in real estate, except futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts and except that the Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

         3. Purchase securities of one or more issuers conducting their principal business activity in the same industry, if immediately after such purchase the value of its investments in such industry would exceed 25% of its total assets, provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         4. Lend its Funds to other persons, except through the purchase of all or a portion of an issue of debt securities publicly distributed or other securities or debt obligations in accordance with its objective or through entering into repurchase agreements; provided that each such repurchase agreement has a duration of no more than seven days and that the value of all of the Fund's outstanding repurchase agreements, together with the value of all illiquid investments of the Fund, does not exceed 15% of the Fund's total assets at any time.

         5. Lend its portfolio securities unless the borrower is a broker, dealer or financial institution; provided that the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

         6. Borrow money, except from banks as a temporary measure to facilitate the meeting of redemption requests which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings may not exceed 33% of the value of the Fund's total assets (including amounts borrowed) at the time of borrowing, or mortgage, pledge or hypothecate its assets, except in an amount sufficient to secure any such borrowing.

         7. Issue senior securities, except as permitted under the 1940 Act and except that the Fund may issue shares of beneficial interest in multiple classes or series.

         8. Engage in the business of underwriting the securities of other issuers (except as the Fund may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities in accordance with its investment objective and policies); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

TUDOR FUND

         1. Purchase securities of one or more issuers conducting their principal business activity in the same industry, if immediately after such purchase the value of its investments in such industry would exceed 25% of its total assets provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund. In this connection, the Fund may invest in "Special Situations." The term "Special Situation" shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the investment adviser of the Fund, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a "Special Situation," may be one of many different types.

         Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company's business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company's stock; a new or changed management; or material changes in management policies. A "Special Situation" may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company's earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a "Special Situation." The Fund may invest in securities (even if not "Special Situations") which, in the opinion of the investment adviser of the Fund, are appropriate investments for the Fund, including securities which the investment adviser of the Fund believes are undervalued by the market. The Fund shall not be required to invest any minimum percentage of its aggregate portfolio in "Special Situations," nor shall it be required to invest any minimum percentage of its aggregate portfolio in securities other than "Special Situations."

         2. With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         3. Lease, acquire, purchase, sell or hold real estate, but it may lease office space for its own use and invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

         4. Purchase or sell commodities or commodities contracts, except futures contracts, including but not limited to contracts for the future delivery of securities and contracts based on securities indices and options on such futures contracts, and forward foreign currency exchange contracts.

         5. Lend money, except that it may (i) invest in all or a portion of an issue of bonds, debentures and other obligations distributed publicly or of a type commonly purchased by financial institutions (e.g., certificates of deposit, bankers' acceptances or other short-term debt obligations) or other debt obligations in accordance with its objectives or (ii) enter into repurchase agreements; provided that the Fund will not enter into repurchase agreements of more than one week's duration if more than 15% of its net assets would be invested therein together with other illiquid or not readily marketable securities.

         6. Lend its portfolio securities unless the borrower is a broker, dealer, bank or other qualified financial institution; provided that the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder.

         7. Engage in the business of underwriting the securities of others, except to the extent that the Fund may be deemed to be an underwriter under the 1933 Act when it purchases or sells portfolio securities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

         8. Borrow money except as a temporary measure to facilitate the meeting of redemption requests or for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings may not exceed 33% of the value of the Fund's total assets (including the amount borrowed), at the time of such borrowing.

         9. Issue senior securities except as permitted under the 1940 Act and except that the Fund may issue shares of beneficial interest in multiple classes or series.

         Each Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same investment objectives, restrictions and policies as that Fund.

         For purposes of the above fundamental investment restrictions regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications established by nationally recognized third-party statistical information services, such as Standard & Poor's. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources.

         In addition to the fundamental policies mentioned above, the Board has adopted the following non-fundamental policies which may be changed or amended by action of the Board without approval of shareholders. So long as these non-fundamental restrictions are in effect, a Fund may not:

         (a) Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

         (b) Purchase securities of any other investment company except as permitted by the 1940 Act.

         (c) Purchase securities on margin, except any short-term credits, which may be necessary for the clearance of transactions and the initial, or maintenance margin in connection with options and futures contracts and related options.

         (d) Invest more than 15% of its net assets in securities which are illiquid.

         (e) Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

         Except with respect to each Fund's fundamental investment restriction regarding borrowings, any investment limitation of a Fund that is expressed as a percentage is determined at the time of investment by the Fund. An increase or decrease in a Fund's net asset value or a company's market capitalization subsequent to a Fund's initial investment will not affect the Fund's compliance with the percentage limitation or the company's status as small, medium or large cap. From time to time, the adviser may include as small, medium or large cap certain companies having market capitalizations outside the definitions described in the Prospectuses. Under the 1940 Act, each Fund will be required to maintain continuous asset coverage of at least 300% for borrowings from a bank. In the event that such asset coverage is below 300%, the applicable Fund will be required to reduce the amount of its borrowings to obtain 300% asset coverage, within three days (not including Sundays and holidays) or such longer period as the rules and regulations of the SEC prescribe. In addition, under the 1940 Act, each Fund may not invest more than 5% of its assets in the securities of any issuer that derives more than 15% of its gross revenue from a securities-related business, unless an exemption is available under the 1940 Act or the rules thereunder.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

         The Company has adopted, on behalf of the Funds, a policy relating to the disclosure of the Funds' portfolio securities. The policies relating to the disclosure of the Funds' portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to each Fund's operation without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure, the Company does not provide or permit others to provide information about the Funds' portfolio holdings on a selective basis.

         The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Form N-CSR and Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

         The Company may distribute or authorize the distribution of information about the Funds' portfolio holdings that is not publicly available to its third-party service providers of the Company, including the custodian, pricing services, and administrators, who require access to the information in order for the provider to fulfill their contractual duties relating to the Fund. The Company does not expect to disclose information about the Funds' portfolio holdings that is not publicly available to individual or institutional investors or to intermediaries that distribute the Funds' shares.

         In addition to the policy stated above, the Company may disclose portfolio holdings at other times to certain independent reporting agencies, such as rating and ranking organizations. The disclosure of portfolio holdings in this context is conditioned on the recipient agreeing to treat such portfolio holdings as confidential (provided that reporting agencies may publish portfolio positions upon the consent of the Fund), and to not allow the portfolio holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant Fund.

         Any deviations to the policy set forth above as well as any corrective action undertaken to address such deviations must be reported by the Adviser, director, officer or third party service provider to the Board of Directors of the Company at the quarterly board meeting following the deviation.


                            MANAGEMENT OF THE COMPANY

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                                                                         IN FUND         OTHER
                             POSITION(S)  TERM OF OFFICE                                                 COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF   HELD WITH    AND LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
         BIRTH                  FUND      TIME SERVED 1              DURING PAST 5 YEARS                 DIRECTOR *     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky             Director   1988 to present   Since 1969, Director and Vice Chairman,          17          Director,
Comcast Corporation                                        Comcast Corporation (cable television and                     Comcast
1500 Market Street,                                        communications); Director, NDS Group PLC                    Corporation
35th Floor                                                 (provider of systems and applications for
Philadelphia, PA 19102                                     digital pay TV).
DOB:  7/16/33
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay              Director   1988 to present   Since 2000, Vice President, Fox Chase            17            None
Fox Chase Cancer Center                                    Cancer Center (biomedical research and
333 Cottman Avenue                                         medical care); prior to 2000, Executive
Philadelphia, PA 19111                                     Vice President, Fox Chase Cancer Center.
DOB:  12/06/35
------------------------------------------------------------------------------------------------------------------------------------


                                                                              35


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                                                                         IN FUND         OTHER
                             POSITION(S)  TERM OF OFFICE                                                 COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF   HELD WITH    AND LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
         BIRTH                  FUND      TIME SERVED 1              DURING PAST 5 YEARS                 DIRECTOR *     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman            Director   1991 to present   Since December 2000, Director, Gabelli           17            None
106 Pierrepont Street                                      Partners, L.P. (an investment
Brooklyn, NY  11201                                        partnership); Chief Operating Officer and
DOB: 5/21/48                                               member of the Board of Directors of
                                                           Outercurve Technologies (wireless enabling
                                                           services) until April 2001; Chief
                                                           Operating Officer and member of the
                                                           Executive Operating Committee of Warburg
                                                           Pincus Asset Management, Inc.; Executive
                                                           Officer and Director of Credit Suisse
                                                           Asset Management Securities, Inc.
                                                           (formerly Counsellors Securities, Inc.)
                                                           and Director/Trustee of various investment
                                                           companies advised by Warburg Pincus Asset
                                                           Management, Inc. until September 15, 1999;
                                                           Prior to 1997, Managing Director of
                                                           Warburg Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg           Director   1991 to present   Since 1974, Chairman, Director and               17          Director,
Moyco Technologies, Inc.                                   President, Moyco Technologies, Inc.                            Moyco
200 Commerce Drive                                         (manufacturer of precision coated and                      Technologies,
Montgomeryville, PA  18936                                 industrial abrasives).  Since 1999,                            Inc.
DOB: 3/24/34                                               Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------


                                                                              36


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                                                                         IN FUND         OTHER
                             POSITION(S)  TERM OF OFFICE                                                 COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF   HELD WITH    AND LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
         BIRTH                  FUND      TIME SERVED 1              DURING PAST 5 YEARS                 DIRECTOR *     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky              Director   1991 to present   Since July 2002, Senior Vice President and       17            None
Oppenheimer & Company, Inc.                                prior thereto, Executive Vice President of
200 Park Avenue                                            Oppenheimer & Co., Inc., formerly
New York, NY 10166                                         Fahnestock & Co., Inc. (a registered
DOB: 4/16/38                                               broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall            Director   2002 to present   Director of PFPC Inc. from January 1987 to       17            None
400 Bellevue Parkway                                       April 2002, Chairman and Chief Executive
Wilmington, DE 19809                                       Officer of PFPC Inc. until April 2002,
DOB: 9/25/38                                               Executive Vice President of PNC Bank,
                                                           National Association from October 1981 to
                                                           April 2002, Director of PFPC International
                                                           Ltd. (financial services) from  August 1993
                                                           to April 2002, Director of PFPC International
                                                           (Cayman) Ltd. (financial services) from
                                                           September 1996 to April 2002; Governor of the
                                                           Investment Company Institute (investment
                                                           company industry trade organization) from
                                                           July 1996 to January 2002; Director of PNC
                                                           Asset Management, Inc. (investment advisory)
                                                           from September 1994 to March 1998; Director
                                                           of PNC National Bank from October 1995 to
                                                           November 1997; Director of Haydon Bolts, Inc.
                                                           (bolt manufacturer) and Parkway Real Estate
                                                           Company (subsidiary of Haydon Bolts, Inc.)
                                                           since 1984.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                              37


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS
                                                                                                         IN FUND         OTHER
                             POSITION(S)  TERM OF OFFICE                                                 COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF   HELD WITH    AND LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN BY      HELD BY
         BIRTH                  FUND      TIME SERVED 1              DURING PAST 5 YEARS                 DIRECTOR *     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                               OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach               President  1991 to present   Certified Public Accountant; Vice Chairman       N/A            N/A
400 Bellevue Parkway             and           and         of the Board, Fox Chase Cancer Center;
4th Floor                     Treasurer  1988 to present   Trustee Emeritus, Pennsylvania School for
Wilmington, DE  19809                                      the Deaf; Trustee Emeritus, Immaculata
DOB: 6/29/24                                               University; President or Vice President and
                                                           Treasurer of various investment companies
                                                           advised by subsidiaries of PNC Bank Corp.
                                                           from 1981 to 1997; Managing General Partner,
                                                           President since 2002, Treasurer since 1981
                                                           and Chief Compliance Officer since September
                                                           2004 of Chestnut Street Exchange Fund;
                                                           Director of the Bradford Funds, Inc. from 1996
                                                           to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. King                  Secretary  2003 to present   Since 2000, Vice President and Counsel,          N/A            N/A
301 Bellevue Parkway                                       PFPC Inc. (financial services company);
2nd Floor                                                  Associate, Stradley, Ronon, Stevens &
Wilmington, DE  19809                                      Young, LLC (law firm) from 1996 to 2000.
DOB: 1/27/68
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA    Chief       Since 2004     Senior Legal Counsel, PFPC Inc. from 2002        N/A            N/A
Vigilant Compliance           Compliance                   to 2004; Chief Legal Counsel, Corviant
186 Dundee Drive, Suite 700    Officer                     Corporation (Investment Adviser,
Williamstown, NJ  08094                                    Broker-Dealer and Service Provider to
DOB: 12/25/62                                              Investment Advisers and Separate Accountant
                                                           Providers) from 2001 to 2002; Partner, Pepper
                                                           Hamilton LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

* Each director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that have not commenced operations as of the date of this SAI.

1. Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

2. Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

THE BOARD AND STANDING COMMITTEES

         BOARD. The Board of Directors is comprised of six individuals, two of whom are considered "interested" Directors as defined by the 1940 Act and the remaining Directors are referred to as "Disinterested" or "Independent"
Directors. The Board meets at least quarterly to review the investment performance of each portfolio in the mutual fund family and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Currently, the Board of Directors has an Audit Committee, an Executive Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

         AUDIT COMMITTEE. The Board has an Audit Committee comprised only of Independent Directors, including Messrs. McKay, Sternberg and Brodsky. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2004.

         EXECUTIVE COMMITTEE. The Board has an Executive Committee comprised only of Independent Directors, including Messrs. Reichman and McKay. The
Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not convene during the fiscal year ended August 31, 2004.

         NOMINATING COMMITTEE. The Board has a Nominating Committee comprised only of Independent Directors, including Messrs. McKay and Brodsky. The
Nominating Committee recommends to the Board of Directors all persons to be nominated as Directors of the Company. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company's Secretary. The Nominating Committee did not convene during the fiscal year ended August 31, 2004.

DIRECTOR OWNERSHIP OF SHARES OF THE COMPANY

         The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios (which for each Director comprise all registered investment companies within the Company's family of investment companies overseen by him), as of December 31, 2004.

                                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL REGISTERED
                                                                                           INVESTMENT COMPANIES OVERSEEN BY
                                                 DOLLAR RANGE OF                             DIRECTOR WITHIN THE FAMILY OF
  NAME OF DIRECTOR                       EQUITY SECURITIES IN THE FUND                            INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                                 _____________                                      _____________

Francis J. McKay                                  _____________                                      _____________

Arnold M. Reichman                                _____________                                      _____________

Marvin E. Sternberg                               _____________                                      _____________

--------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                                _____________                                      _____________

DIRECTORS' COMPENSATION

         During the past fiscal year ended August 31, 2004, the Company paid each Director at the rate of $15,000 annually and $1,250 per meeting of the Board of Directors or any committee thereof that was not held in conjunction with such meeting. In addition, the Chairman of the Board received an additional fee of $6,000 for his services in this capacity for the fiscal year ended August 31, 2004. Effective September 1, 2004, each Director will receive $16,500 annually and $1,375 per meeting of the Board of Directors or any committee thereof that is not held in conjunction with such meeting. In addition, the Chairman of the Board will receive an additional fee of $6,600 per year for his services in this capacity. Directors continue to be reimbursed for any out-of-pocket expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the fiscal year ended August 31, 2004, each of the following members of the Board of Directors received compensation from the Company in the following amounts:


                                                              PENSION OR                           TOTAL COMPENSATION
                                         AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL    FROM FUND AND FUND
                                     COMPENSATION FROM    ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO
NAME OF DIRECTOR                        REGISTRANT          FUND EXPENSES         RETIREMENT           DIRECTORS
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS:

Julian A. Brodsky, Director               $23,750                N/A                  N/A               $23,750

Francis J. McKay, Director                $25,000                N/A                  N/A               $25,000

Arnold M. Reichman, Director              $23,750                N/A                  N/A               $23,750

Marvin E. Sternberg, Director             $25,000                N/A                  N/A               $25,000

-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:

J. Richard Carnall, Director and
Chairman                                  $29,750                N/A                  N/A               $29,750

Robert Sablowsky, Director                $23,750                N/A                  N/A               $23,750

         As of December 31, 2003, the Independent Directors or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company's investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

         On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company's investment advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of the Adviser or the distributor currently receives any compensation from the Company.

                                 CODE OF ETHICS

         The Company, the Adviser and PFPC Distributors, Inc. ("PFPC Distributors") have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                              PROXY VOTING POLICIES

         The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Funds to the Funds' Adviser, subject to the Board's continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and solely in the interest of the Funds. The Adviser will consider factors affecting the value of the Funds' investment and the rights of shareholders in its determination on voting portfolio securities.

         The Adviser has adopted proxy voting procedures with respect to voting proxies relating to portfolio securities held by the Fund. A copy of the Adviser's Proxy Voting Guidelines is included with this SAI. Please see Appendix C to this SAI for further information.

         Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-877-264-5346 and by visiting the SEC website at http://www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of _______ __, 2005, to the Company's knowledge, the following named persons at the addresses shown below were owners of record of approximately 5% or more of the total outstanding shares of the classes of the Company indicated below. See "Additional Information Concerning Company Shares" below. The Company does not know whether such persons also beneficially own such shares. Any shareholder that owns 25% or more of the outstanding shares of a portfolio or class may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio or class. Shareholders controlling a portfolio or class could have the ability to vote a majority of the shares of the portfolio or class on any matter requiring approval of the shareholders of the portfolio or class.

------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                  Saxon and Co.
(Sansom Street Class)                   c/o PNC Bank, N.A.
                                        8800 Tinicum Blvd.
                                        Philadelphia, PA 19153

------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                  Sharebuilder Securities Corporation for the Sole
(Bedford Class)                         Benefit of Customers
                                        1000-124th Avenue NE
                                        Bellevue, WA 98005

------------------------------------------------------------------------------------------------------------------------


                                                                              41


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        Bear Stearns & Co.
                                        Omnibus Accounts
                                        P.O. Box 8950
                                        Wilmington, DE 19809

------------------------------------------------------------------------------------------------------------------------
N/I NUMERIC INVESTORS                   Public Inst. For Social Security
EMERGING GROWTH FUND                    1001 19th St., N.
                                        16th Flr.
                                        Arlington, VA 22209-1722

------------------------------------------------------------------------------------------------------------------------
                                        McKinsey Master Retirement Trust
                                        c/o McKinsey & Company Inc.
                                        55 East 52nd Street
                                        29th Floor
                                        New York, NY 10055

------------------------------------------------------------------------------------------------------------------------
                                        Charles Schwab & Co., Inc
                                        Special Custody Account for the Exclusive Benefit of
                                        Customers
                                        Attn: Mutual Funds A/C 3143-0251
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        Janis Claflin, Bruce Fetzer and
                                        Winston Franklin
                                        Robert Lehman Trust
                                        The John E. Fetzer Institute, Inc.
                                        Attn: Christina Adams
                                        9292 West KL Ave.
                                        Kalamazoo, MI 49009-5316

------------------------------------------------------------------------------------------------------------------------
                                        National Investor Services FBO
                                        55 Water St.
                                        Floor 32
                                        New York, NY 10041-3299

------------------------------------------------------------------------------------------------------------------------
                                        Louisa Stude Sarofim Foundation
                                        c/o Nancy Head
                                        1001 Fannin St. Suite 4700
                                        Houston, TX 77002-6798

------------------------------------------------------------------------------------------------------------------------
N/I NUMERIC INVESTORS                   Citibank North America Inc.
GROWTH FUND                             Sargent & Lundy Retirement Trust
                                        Mutual Fund Unit
                                        Bld. B Floor 1 Zone 7
                                        3800 Citibank Center
                                        Tampa, FL 33610-9122

------------------------------------------------------------------------------------------------------------------------
                                        Louisa Stude Sarofim Foundation
                                        c/o Nancy Head
                                        1001 Fannin Street, Suite 4700
                                        Houston, TX 77002-6798

------------------------------------------------------------------------------------------------------------------------


                                                                              42


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        Charles Schwab & Co., Inc
                                        Special Custody Account for the Exclusive Benefit of
                                        Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
N/I NUMERIC INVESTORS                   Charles Schwab & Co., Inc.
MID CAP FUND                            Special Custody Account for the Exclusive Benefit of
                                        Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
N/I NUMERIC INVESTORS                   Charles Schwab & Co., Inc
SMALL CAP VALUE FUND                    Special Custody Account for the Exclusive Benefit of
                                        Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        National Investor Services FBO
                                        For Exclusive Benefit of our Customers
                                        55 Water St., Fl. 32
                                        New York, NY 10041

------------------------------------------------------------------------------------------------------------------------
                                        Calhoun & Co.
                                        P.O. Box 75000 M/C #3446
                                        Detroit, MI

------------------------------------------------------------------------------------------------------------------------
                                        McKinsey Master Retirement Trust
                                        c/o McKinsey & Company Inc.
                                        55 East 52nd Street
                                        29th Floor
                                        New York, NY 10055

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE                   Charles Schwab & Co., Inc.
CAP VALUE FUND                          Special Custody Account
(Institutional Class)                   for Benefit of Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        Northern Trust Company
                                        FBO AEFC Pension Trust
                                        A/C 22-53582
                                        P. O. Box 92956
                                        Chicago, IL 60675-2956

------------------------------------------------------------------------------------------------------------------------
                                        U.S. Bank National Association
                                        P. O. Box 1787
                                        Milwaukee, WI 53201-1787

------------------------------------------------------------------------------------------------------------------------


                                                                              43


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        Swanee Hunt and Charles Ansbacher
                                        Trst.  Swanee Hunt Family Foundation
                                        c/o Beth Benham
                                        168  Brattle St.
                                        Cambridge, MA 02138-3309

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP               Charles Schwab & Co., Inc.
VALUE FUND                              Special Custody Account
(Investor Class)                        for Benefit of Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        National Financial Services Corp
                                        For the Exclusive Benefit of our Customers
                                        Attn Mutual Funds, 5th Fl.
                                        200 Liberty St., 1 World Financial Ctr.
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP                 USB
VALUE FUND                              Sisters of Order of St. Bene
(Institutional Class)                   P.O. Box 1787
                                        Milwaukee, WI  53201-1787

------------------------------------------------------------------------------------------------------------------------
                                        American Express Trust Co.
                                        FBO American Express
                                        Retirement Serv Plans
                                        Attn:  Pat Brown
                                        50534 AXP Financial Ctr.
                                        Minneapolis, MN 55474-0505

------------------------------------------------------------------------------------------------------------------------
                                        MAC & Co.
                                        FBO Childrens Hospital LA
                                        P.O. Box 3198
                                        Pittsburgh, PA 15230-3198

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP                 National Financial Svcs. Corp.
VALUE FUND                              for Exclusive Benefit of Our Customers
(Investor Class)                        Attn: Mutual Funds, 5th Floor
                                        200 Liberty St.
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
                                        Charles Schwab & Co., Inc.
                                        Special Custody Account
                                        for Benefit of Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------


                                                                              44


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                         Lauer & Co.
SMALL CAP VALUE FUND II                 c/o Glenmede Trust Company
(Institutional Class)                   Attn:  Marie Knuttel
                                        P.O. Box 58997
                                        Philadelphia, PA  19102-8997

------------------------------------------------------------------------------------------------------------------------
                                        Austin College
                                        900 N. Grand Suite 6F
                                        Sherman, TX  75090-4440

------------------------------------------------------------------------------------------------------------------------
                                        Hollowbeam & Co. FBO
                                        Maine Health Access Foundation
                                        200 Newport Avenue, 7th Floor
                                        North Quincy, MA 02171

------------------------------------------------------------------------------------------------------------------------
                                        State Street Bank & Trust Co. Cust
                                        FBO Gustavus Adolphus College
                                        c/o Rich Davis
                                        801 Pennsylvania Avenue
                                        5th Floor, Tower 2
                                        Kansas City, MO 64105

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                         Charles Schwab & Co., Inc.
SMALL CAP VALUE FUND II                 Special Custody Account
(Investor Class)                        for Benefit of Customers
                                        Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        National Financial Services Corp.
                                        for the Exclusive Benefit of Our Customers
                                        Attn: Mutual Funds
                                        5th Floor
                                        200 Liberty St.
                                        1 World Financial Center
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
                                        National Investors Services Corp.
                                        FBO Exclusive Benefit of Our Customers
                                        55 Water Street
                                        New York, NY 10041-0004

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                         Charles Schwab & Co., Inc.
LONG/SHORT EQUITY FUND                  Special Custody Account
(Institutional Class)                   for Benefit of Customers
                                        Attn:  Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------


                                                                              45


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        Central Pacific Bank Cust
                                        FBO Hawaii Carpenters Financial Security Fund
                                        c/o CT Trust Services
                                        80 West Street, Suite 201
                                        Rutland, VT 05701

------------------------------------------------------------------------------------------------------------------------
                                        National Investor Services Corp.
                                        FBO Exclusive Benefit of our Customers
                                        55 Water Street
                                        New York, NY 10041-0004

------------------------------------------------------------------------------------------------------------------------
                                        National Investors Services Corp.
                                        for the Exclusive Benefit of Our Customers
                                        Attn: Mutual Funds
                                        5th Floor
                                        200 Liberty St.
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                         National Financial Services Corp.
LONG/SHORT EQUITY FUND                  for the Exclusive Benefit of Our Customers
(Investor Class)                        200 Liberty St.
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
                                        US Clearing Corp
                                        26 Broadway
                                        New York, NY 10004-1703

------------------------------------------------------------------------------------------------------------------------
                                        National Investor Services Corp.
                                        FBO Exclusive Benefit of our Customers
                                        55 Water Street
                                        New York, NY 10041-0004

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS ALL-CAP                 Boston Partners Asset Management LP
VALUE FUND                              Attn: Jan Penney
(Institutional Class)                   28 State Street
                                        Boston, MA 02109-1775

------------------------------------------------------------------------------------------------------------------------
                                        Desmond J. Heathwood
                                        2 Avery Street, Suite 33E
                                        Boston, MA 02111

------------------------------------------------------------------------------------------------------------------------
                                        National Financial Services Corp.
                                        for the Exclusive Benefit of Our Customers
                                        200 Liberty St.
                                        New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS ALL-CAP                 Edward H. Grant
VALUE FUND                              and Carol A. Grant
(Investor Class)                        JT Ten Wros
                                        199 East Bay Road
                                        Osterville, MA 02655-2317

------------------------------------------------------------------------------------------------------------------------


                                                                              46


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        PFPC Trust Company Cust FBO
                                        Brenda G. Kaufman
                                        Rollover IRA
                                        4194 Brittany Drive
                                        Ellicott City, MD  21043-6014

------------------------------------------------------------------------------------------------------------------------
                                        PFPC Trust Company Cust
                                        FBO Travis Ray Dickinson
                                        IRA
                                        819 Via Formia
                                        Punta Gorda, FL  33950

------------------------------------------------------------------------------------------------------------------------
                                        Boston Partners Asset Management LP
                                        Attn:  Jan Penney
                                        28 State Street
                                        Boston, MA 02109-1775

------------------------------------------------------------------------------------------------------------------------
SCHNEIDER SMALL CAP                     Charles Schwab & Co., Inc.
VALUE FUND                              Special Custody Account
                                        for Benefit of Customers
                                        Attn:  Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA 94104-4122

------------------------------------------------------------------------------------------------------------------------
                                        Ursinus College Endowment Fund
                                        P.O. Box 1000
                                        Collegeville, PA 19426-1000

------------------------------------------------------------------------------------------------------------------------
                                        John Frederick Lyness
                                        81 Hillcrest Ave.
                                        Summit, NJ 07901-2012

------------------------------------------------------------------------------------------------------------------------
SCHNEIDER VALUE FUND                    Glenn E. Becker, John W. Rex
                                        Christopher J. Davis - Trustees
                                        William Dekraff Trust
                                        c/o Germantown Academy Endowment
                                        P.O. Box 287
                                        Fort Washington, PA 19034

------------------------------------------------------------------------------------------------------------------------
                                        SEI Private Trust Company
                                        c/o Franklin Street Trust
                                        One Freedom Valley Drive
                                        Oaks, PA 19456

------------------------------------------------------------------------------------------------------------------------
                                        Laciba & Co.
                                        P.O. Box 1387
                                        Warsaw, IN 46581-1387

------------------------------------------------------------------------------------------------------------------------


                                                                              47


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        PFPC Trust Company Cust FBO
                                        Arnold C. Schneider, III
                                        Sep IRA
                                        826 Turnbridge Road
                                        Wayne, PA 19087-2070

------------------------------------------------------------------------------------------------------------------------
BOGLE INVESTMENT                        National Investors Services Corp.
MANAGEMENT SMALL CAP                    for the Exclusive Benefit of Our Customers
GROWTH FUND                             55 Water Street
(Investor Class)                        32nd Floor
                                        New York, NY 10041-3299

------------------------------------------------------------------------------------------------------------------------
BOGLE INVESTMENT                        Charles Schwab & Co, Inc.
MANAGEMENT SMALL CAP                    Special Custody Account
GROWTH FUND                             for the Benefit of Customers
(Institutional Class)                   Attn: Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

------------------------------------------------------------------------------------------------------------------------
                                        AMA US Equity Master Fund LP
                                        3801 PGA Blvd., Suite 555
                                        Palm Beach Gardens, FL  33410

------------------------------------------------------------------------------------------------------------------------
BAKER 500 GROWTH FUND                   Charles Schwab & Co., Inc.
(Class S)                               101 Montgomery Street
                                        San Francisco, CA 94104

------------------------------------------------------------------------------------------------------------------------
BAKER 500 GROWTH FUND                   Charles Schwab & Co., Inc.
(Institutional Class)                   101 Montgomery Street
                                        San Francisco, CA 94104

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                   Star Creations Ltd.                                             ______%
                                        Ugland House
                                        PO Box 309
                                        Georgetown Grand Cayman
                                        Cayman Islands

------------------------------------------------------------------------------------------------------------------------
TUDOR FUND                              Not applicable

------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                          Reho & Co., Partnership                                         ______%
                                        c/o M&T Bank
                                        PO Box 1377
                                        Buffalo, NY 14240-1377

------------------------------------------------------------------------------------------------------------------------
                                        Parbanc Co.                                                     ______%
                                        514 Market Street
                                        Parkersburg, WV 26101-5144

------------------------------------------------------------------------------------------------------------------------


                                                                              48


------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                                                          PERCENTAGE OF SHARES
               (CLASS)                            SHAREHOLDER NAME AND ADDRESS                           OWNED
------------------------------------------------------------------------------------------------------------------------
                                        The Trust Co. of Toledo                                         ______%
                                        Successor Ttee for
                                        Toledo Roofers Local 134
                                        Pen Plan Dated 7/6/83
                                        6135 Trust Drive -- Suite 206
                                        Holland, OH 43528

------------------------------------------------------------------------------------------------------------------------
                                        Key Trust Co TRST                                               ______%
                                        Bricklayers Allied Craftsmen
                                        Local #3 MPPP
                                        A/C 20-20-211-0558180
                                        PO Box 94871
                                        Cleveland, OH 44101-4871

------------------------------------------------------------------------------------------------------------------------
                                        Branch Banking & Trust Cust HBO                                 ______%
                                        IUOE Local 132 Pension Fund
                                        PO Box 1793
                                        Charleston, WV 25326

------------------------------------------------------------------------------------------------------------------------
                                        Louis Berkowitz Family Foundation                               ______%
                                        1 Huntington Quadrangle Ste 2512
                                        Melville, NY 11747

------------------------------------------------------------------------------------------------------------------------

         As of ____________ ___, 2004, Directors and officers as a group owned [less than 1%] of the shares of each class within the Company.

--------------------------------------------------------------------------------
          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

         Robeco USA, L.L.C., through its division Weiss, Peck & Greer Investments, One New York Plaza, New York, New York 10004, serves as investment adviser to each Fund. Robeco USA is an indirect, wholly-owned subsidiary of Robeco Groep N.V., a Dutch public limited liability company ("Robeco").

         As a result of a reorganization on March 1, 2003, certain of Robeco's investment management subsidiaries, including Weiss, Peck & Greer, L.L.C., were reorganized as subsidiaries of a newly formed company named Robeco USA, Inc. Weiss, Peck & Greer, L.L.C. was renamed Robeco USA. The investment advisory services are conducted under the name Weiss, Peck & Greer Investments. Certain corporate infrastructure and support functions have moved to Robeco USA. The reorganization did not change the investment process and management teams for the WPG products, nor did it change the ultimate ownership of WPG by Robeco.

         Robeco is the holding company for 100% of the shares of Robeco International B.V. and Robeco Nederland B.V. ("Robeco Nederland") (collectively referred to as the "Robeco Group"). Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., Rabobank Nederland owns 100% of the shares of Robeco. The Robeco Group is a fund management group. Robeco Nederland advises and manages investment funds, some of whose shares are traded primarily on the Amsterdam Stock Exchange, which funds include (1) Robeco N.V., (2) Rolinco N.V., (3) Rorento N.V., (4) RG Rente Mixfund N.V., (5) RG Obligatie Mixfund N.V., (6) RG Aandelen Mixfund N.V., (7) RG Florente Fund N.V., (8) RG Divirente Fund N.V., (9) RG America Fund N.V., (10) RG Europe Fund N.V., (11) RG Pacific Fund N.V., (12) Nettorente Fund N.V., (13) RG Hollands Bezit N.V., (14) RG Emerging Markets Fund N.V., (15) RG Tactimix Funds, and (16) RG Zelfselect Landen Fund N.V. Robeco Nederland also advises and manages a number of institutional funds. The Robeco Group operates primarily outside of the United States, although it currently holds significant ownership interests in five U.S. investment advisers, in addition to being the parent company of WPG.

         The Robeco Group, through its subsidiaries, has approximately ___ employees worldwide. Of the approximately $___ billion in assets under management at December 31, 2004, approximately $___ billion was managed in the U.S., primarily for institutions and high net worth individuals. Robeco USA consists of ___ Managing Directors, one of whom is a member of the NYSE, and certain directors. Robeco USA has approximately ___ full-time employees in addition to its Managing Directors.

ADVISORY AGREEMENTS

         WPG has investment discretion for the Funds and will make all decisions affecting the assets of the Funds under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. WPG will select investments for the Funds. For its services to the Funds, WPG is entitled to receive a monthly advisory fee under the Advisory Agreements computed at the following annual rates:

FUND                      ANNUAL FEE RATE
----                      ---------------

Core Bond Fund            [ ]  0.45% of net assets

Large Cap Growth Fund     [ ]  0.75% of net assets

Tudor Fund                [ ]  0.90% of net assets up to $300 million
                          [ ]  0.80% of net assets $300 million to $500 million
                          [ ]  0.75% of net assets in excess of $500 million

         Until April 30, 2006, WPG has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio of: 1) 0.53% for the Investor Class of the Core Bond Fund and 2) 0.43%, 1.40% and 1.70% for the Institutional Class of the Core Bond Fund, the Large Cap Growth Fund, and the Tudor Fund, respectively. There can be no assurance that WPG will continue such waivers after April 30, 2006.

         WPG also served as investment advisor to the Predecessor Funds. For services provided by WPG to the Predecessor Funds under investment advisory agreements in effect for the fiscal years ended December 31, 2004, 2003, and 2002, the following advisory fees were paid:


---------------------------- ---------------- ------------------ ---------------
PREDECESSOR FUND             2004             2003               2002
---------------------------- ---------------- ------------------ ---------------
WPG Core Bond Fund                            $352,230           $290,066
---------------------------- ---------------- ------------------ ---------------
WPG Large Cap Growth Fund                     $465,753           $449,999
---------------------------- ---------------- ------------------ ---------------
WPG Tudor Fund                                $77,528            $499,644
---------------------------- ---------------- ------------------ ---------------

         Each class of each Fund bears its own expenses not specifically assumed by WPG. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as it deems to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by WPG; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its Directors and officers; (g) organizational costs; (h) fees to the investment advisers and PFPC Inc. ("PFPC"); (i) fees and expenses of officers and Directors who are not affiliated with a portfolio's investment adviser or PFPC Distributors; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees;
(n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing Prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

         Under the Advisory Agreements, WPG will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds or the Company in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of WPG in the performance of its respective duties or from reckless disregard of its duties and obligations thereunder.

         The Advisory Agreements were most recently approved on ________ __, 2004 for a one year term by a vote of the Company's Board of Directors, including a majority of those Directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements are terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of each of the Funds, at any time without penalty, on [60] days' written notice to WPG. The Advisory Agreements may also be terminated by WPG on [60] days' written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.

         In approving the Advisory Agreements with WPG, the Directors (including all of the Independent Directors) primarily considered whether approving the Advisory Agreements would be in the best interest of each of the Funds and their respective shareholders, an evaluation largely based on the nature and quality of services provided under the Advisory Agreements and the overall fairness of the agreements to the Funds. The Board of Directors considered specifically, among other matters: (1) the nature, quality and scope of the advisory services, management and personnel provided to the Funds by the Adviser; (2) the amount of fees and other compensation paid by the Funds to the Adviser as well as fees paid by comparable funds; (3) any compensation received by the Adviser or its affiliates with respect to the Funds; (4) the operating expenses of the Funds, which are in large part under the control of the Adviser, and (5) the policies and practices of the Adviser with respect to portfolio transactions for the Funds.

         After discussion, the Board of Directors concluded that WPG had the capabilities, resources and personnel necessary to manage the Funds. The Board of Directors also concluded that based on the services WPG currently provides to the Funds under the Advisory Agreements and the expenses incurred by WPG in the performance of such services, the compensation to be paid to WPG is fair and equitable. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it was in the best interests of the Company to approve the Advisory Agreements for a one-year period.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

         PFPC Inc. serves as the Portfolio's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement (the "Administration Agreement"). PFPC has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, PFPC has agreed to, prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The fees paid to PFPC for its services pursuant to the Administration and Accounting Services Agreement are:

         o 0.1125% of each Fund's first $200 million of average daily net assets; and

         o 0.0950% of each Fund's average daily net assets in excess of $200 million.

         On June 1, 2003, the Company entered into a regulatory administration services agreement with PFPC. Under this agreement, PFPC has agreed to provide regulatory administration services to the Company. These services include the preparation and coordination of the Company's annual post-effective amendment filing and supplements to the Funds' registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company's regulatory administration. PFPC receives an annual fee based on the average daily net assets of the portfolios of the Company. The fees payable under this agreement are based on the Company's average daily net assets and are pro rated among the portfolios of the Company.

         Prior to _______, 2004, WPG also served as the administrator for the Predecessor Funds. For administrative services provided to the Predecessor Funds for the fiscal years ended December 31, 2004, 2003, and 2002, the following administration fees were paid:

--------------------------- --------------- --------------------- --------------
PREDECESSOR FUND            2004            2003                  2002
--------------------------- --------------- --------------------- --------------
WPG Core Bond Fund                          $0                    $0
--------------------------- --------------- --------------------- --------------
WPG Large Cap Growth Fund                   $69,486               $64,847
--------------------------- --------------- --------------------- --------------
WPG Tudor Fund                              $76,124               $69,186
--------------------------- --------------- --------------------- --------------



DISTRIBUTION AND SHAREHOLDER SERVICING

         PFPC Distributors, Inc. ("PFPC Distributors") whose principal business address is 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the distributor of the Funds pursuant to the terms of a Distribution Agreement dated January 2, 2001 (the "Distribution Agreement") entered into by PFPC Distributors and the Company. Pursuant to the Distribution Agreement, PFPC Distributors will use appropriate effort to solicit orders for the sale of Fund shares. The offering of each Fund's shares is continuous. No compensation is payable by the Company to PFPC Distributors for distribution services with respect to the Fund.

         PFPC Distributors provides certain administrative services to the Funds that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. The fees payable to PFPC Distributors for its services pursuant to the Administrative Services Agreement are [___% of each Fund's average daily net assets.]

CUSTODIAN AGREEMENT

The Custodian for the Funds is Mellon Bank N.A. (formerly Boston Safe Deposit and Trust Company) (the "Custodian" or "Mellon"), located at 135 Santilli Highway, Everett, Massachusetts 02149. In its capacity as Custodian, Mellon Bank N.A. holds the assets of the funds. Pursuant to a Custodian Agreement between Mellon and the Company dated as of ________ ___, 200_ (the "Custodian Agreement") Mellon (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund,
(c) accepts  receipts and makes  disbursements  of money on behalf of each Fund,
(d) collects and receives all income and other payments and distributions on account of each Fund's securities and (e) makes periodic reports to the Company's Board of Directors concerning each Fund's operations. Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that Mellon remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. The Custodian may also appoint sub-custodians from time to time to hold certain securities purchased by a fund in foreign countries and to hold cash and currencies for the funds. The fees paid to Mellon for its services pursuant to the Custodian Agreement are ______________________.

TRANSFER AGENCY AGREEMENT

         PFPC Inc. ("PFPC"), with offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Portfolio pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of the Portfolio, (b) addresses and mails all communications by the Portfolio to record owners of Shares of the Portfolio, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Portfolio.

         The fees payable to PFPC for its services pursuant to the Transfer Agency Agreement are [___% of each Fund's average daily net assets.]

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

         On ________ __, 2005, the Board of Directors of the Company approved a Shareholder Services and Distribution Plan and related agreements (the "Plan") for the Investor Class of the Core Bond Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Pursuant to the Plan, the Investor Class Shares of the Core Bond Fund pay PFPC Distributors for payments made to securities dealers, financial institutions and other industry professionals that are shareholders or dealers of record or which have a shareholder servicing relationship with the beneficial owners of Shares ("Shareholder Organizations") and for advertising, marketing and distributing the Fund's Shares. Service payments to PFPC Distributors under the Plan are to compensate it for payments made to Service Organizations and distribution payments are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class of the Core Bond Fund. As compensation for its services, PFPC Distributors receives, pursuant to the terms of the Plan, a combined service and distribution fee under the Plan, to be calculated daily and paid monthly by the Investor Class of the Fund, at the annual rate set forth in the Fund's Investor Class Prospectus.

         Services performed by Shareholder Organizations may include: (i) aggregating and processing purchase and redemption requests for shares from shareholders and placing net purchase and redemption orders with the transfer agent; (ii) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorizing instructions;
(iii) processing dividend payments from the Fund on behalf of shareholders; (iv) providing information periodically to shareholders showing their positions in the Fund's shares; (v) arranging for bank wires; (vi) responding to shareholder inquiries relating to the Shareholder Organization's services; (vii) providing subaccounting with respect to the Fund's shares beneficially owned by shareholders or the information to the Fund necessary for subaccounting; (viii) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) responding to shareholder inquires relating to dividends and distributions; (x) responding to shareholder inquires relating to shareholder account statements; (xi) responding to shareholder inquires relating to communications from the Fund to shareholders;
(xii) providing shareholders with information relating to developments affecting their shares; and (xiii) providing such other similar services as the Fund may reasonably request to the extent a Shareholder Organization is permitted to do so under applicable statutes, rules or regulations.

         Among other things, the Plan provide that: (1) PFPC Distributors shall be required to submit quarterly reports to the Directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's Directors, including a majority of those Directors who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Investor Class under the Plan shall not be materially increased without shareholder approval; and (4) while the Plan remains in effect, the selection and nomination of the Company's Directors who are not "interested persons" of the

Company (as defined in the 1940 Act) shall be committed to the discretion of such Directors who are not "interested persons" of the Company.

         Fees payable under the Plan are separate from and in addition to any Service Fee payable to Service Organizations by the Adviser, or any Fund payments described herein, for administration, subaccounting, transfer agency and/or other services.

                                FUND TRANSACTIONS

         Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

         No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

         The Funds are required to identify any securities of the Company's regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year, if any.

         Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.

                       PURCHASE AND REDEMPTION INFORMATION

PURCHASE AND REDEMPTION OF FUND SHARES

                  You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing that Fund's NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectuses from time to time; (2) if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

INVESTOR SERVICES

         The Funds offer a variety of services, as described in Appendix B and in the sections that follow, designed to meet the needs of their shareholders. The costs of providing such services are borne by the Funds, except as otherwise specified below. Further information on each service is set forth in the Prospectuses under the caption "Shareholder Services."

AUTOMATIC INVESTMENT PLAN

         The Automatic Investment Plan enables investors to make regular (monthly or quarterly) investments of $50 or more in Institutional Class shares or $100 or more in Investor Class shares of any Fund through an automatic withdrawal from your designated bank account by simply completing the Automatic Investment Plan application. Please call 1-800-223-3332 or write to WPG to receive this form. By completing the form, you authorize the Funds' Custodian to periodically draw money from your designated account, and to invest such amounts in account(s) with the fund(s) specified. The transaction will be automatically processed to your mutual fund account on or about the first business day of the month or quarter you designate.

         If you elect the Automatic Investment Plan, please be aware that: (1) the privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Funds' Custodian is under no obligation to notify you as to the non-payment of any check, and (3) this service may be modified or discontinued by the Funds' Custodian upon thirty (30) days' written notice to you prior to any payment date, or may be discontinued by you by written notice to the Transfer Agent at least ten (10) days before the next payment date.

                        TELEPHONE TRANSACTION PROCEDURES

         The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and
(7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than PFPC Distributors), financial institutions,
securities  dealers,   financial  planners  and  other  industry  professionals,
additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

                               VALUATION OF SHARES

         Shares of a class of each Fund are priced at their net asset value ("NAV"). The NAV of a class of each Fund is calculated as follows:

                         Value of Assets Attributable to a Class
             NAV  =    - Value of Liabilities Attributable to the same Class
                         ---------------------------------------------------
                         Number of Outstanding Shares of the Class

         Each Fund's NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed) and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday.

         Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close are used. Short term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee as determined by procedures adopted by the Board of Directors.

         Subject to the approval of the Company's Board of Directors, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the securities being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Funds' Valuation Committee under the direction of the Company's Board of Directors.

         Portfolio securities traded on more than one U.S. national securities exchange or on a U.S. exchange and a foreign securities exchange are valued at the last sale price, or in the case of securities traded on Nasdaq, the Nasdaq official close, from the exchange representing the principal market for such securities on the business day when such value is determined. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at currency exchange rates determined by the Fund's accounting agent to be representative of fair levels at times prior to the close of trading on the NYSE. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on the NYSE and may not take place on all business days that the NYSE is open and may take place on days when the NYSE is closed. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's calculation of net asset value unless the Adviser determines that the particular event would materially affect net asset value, in which case an adjustment would be made.

         In determining the net asset value of each Fund's securities, options on securities, futures contracts and options thereon which are listed or admitted to trading on a national exchange, are valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price. Securities listed on more than one exchange shall be valued on the exchange on which the security is most extensively traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Valuation Committee as authorized by the Boards.

         Bonds and other fixed income securities (other than short-term obligations but including listed issues) in a Fund's portfolio are valued at fair market value on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, when such valuations are believed to reflect the fair value of such securities.

         For purposes of determining the net asset value of the Funds' shares, options transactions will be treated as follows: When a Fund sells an option, an amount equal to the premium received by that Fund will be included in that Fund's accounts as an asset and a deferred liability will be created in the amount of the option. The amount of the liability will be marked to the market to reflect the current market value of the option. If the option expires or if that Fund enters into a closing purchase transaction, that Fund will realize a gain (or a loss if the cost of the closing purchase exceeds the premium received), and the related liability will be extinguished. If a call option contract sold by a Fund is exercised, that Fund will realize the gain or loss from the sale of the underlying security and the sale proceeds will be increased by the premium originally received.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         Each Fund is separate for investment and accounting purposes and is treated as a separate entity for U.S. federal income tax purposes. A regulated investment company qualifying under Subchapter M of the Code is not subject to U.S. federal income tax on amounts distributed to shareholders, including distributions of net realized capital gains, to the extent that it properly distributes all or substantially all of its taxable and tax-exempt net investment income in accordance with the timing and other requirements of the Code. Each Fund has elected to be treated, has qualified, and intends to continue to qualify as a regulated investment company for each taxable year.

         Qualification of a Fund for the favorable federal income tax treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's gross income for its taxable year, without offset for losses from the sale or other disposition of stock or securities, be derived from interest, payments with respect to securities loans, dividends, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund distribute for its taxable year (in accordance with the Code's timing and other requirements) to its shareholders as dividends an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses earned in such year as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) 90% of the excess of its gross tax-exempt interest income over certain disallowed deductions; and (c) the Fund diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and which are engaged in the same, similar, or related trades or businesses.

         Each Fund intends to distribute at least annually to its shareholders all or substantially all of its taxable income (if any) (including net realized capital gains) and any net tax-exempt interest. However, if a Fund meets its distribution requirements as described above, but chooses to retain any investment company taxable income or "net capital gain" (the excess, if any, of net long-term capital gain over net short-term capital loss), it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors and may therefore make it more difficult for a Fund that invests in foreign securities to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its taxable income at corporate rates, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

         Each Fund is subject to a 4% nondeductible federal excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to shareholders during a calendar year at least 98% of the Fund's ordinary income (not including tax-exempt interest) for the calendar year, at least 98% of its capital gain net income (the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year), as well as any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no U.S. federal income tax. Each Fund has distribution policies that should generally enable it to avoid liability for this tax.

         In general, assuming that a Fund has sufficient earnings and profits, dividends from investment company taxable income of a Fund will either be taxed to shareholders as ordinary income, or, if so designated by the Fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

         Dividend distributions to individual shareholders may qualify for such maximum 15% U.S. federal income tax rate to the extent that such dividends are attributable to "qualified dividend income," as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholder. It is expected that no dividends from any of the Funds, other than from Large Cap Growth Fund and Tudor Fund, will be eligible to be taxed as qualified dividend income.

         A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

         Dividends from net capital gain that are designated as "capital gain dividends" will be taxed to shareholders as long-term capital gain without regard to the length of time a shareholder has held shares of the Fund, for U.S. federal income tax purposes. Capital gain dividends distributed by a Fund to individual shareholders, generally will qualify for the maximum 15% federal tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

         Dividends, including capital gain dividends, declared as of a record date in October, November or December and paid in the following January are treated under the Code as if they were received by a shareholder on December 31 of the year in which they are declared. Capital gain dividends are paid after taking into account, and reducing the distribution to the extent of, any available capital loss carryforwards. The Funds have the following capital loss carryforwards as of December 31, 2003, showing amount(s) and expiration date(s) for each Fund:

------------------------------------------------------------------------
                               AMOUNT
              FUND             (000s)          YEAR OF EXPIRATION
              ----             ------          ------------------
------------------------------------------------------------------------
Core Bond                       753                   2004
------------------------------------------------------------------------
Core Bond                      6,170                  2007
------------------------------------------------------------------------
Tudor                          8,956                  2010
------------------------------------------------------------------------
Large Cap Growth                354                   2010
------------------------------------------------------------------------

         Net capital gain of a Fund is taxable to shareholders as long-term capital gains if it is either distributed in the form of capital gain dividends or retained by the Fund and designated for treatment as capital gains distributed to the shareholders. Capital gain dividends are not eligible for the dividends-received deduction, which is described below. If any net capital gain is retained by a Fund for reinvestment, requiring U.S. federal income taxes to be paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such long-term capital gains as capital gains, will be able to claim his share of U.S. federal income taxes paid by the Fund on such gains as a credit against his own U.S. federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         Each year, each Fund will notify shareholders of the tax status of its dividends and distributions Distributions of interest income exempt for U.S. federal income tax purposes may also be exempt under the tax laws of certain states or localities if derived from obligations of such states or localities. Such an exemption may be subject to certain concentration, designation, reporting or other requirements in certain jurisdictions, which in some cases may not be satisfied by a Fund.

         A portion of the dividends from the Large Cap Growth Fund and Tudor Fund may qualify for the 70% dividends-received deduction for corporate shareholders. The portion of such dividends which qualifies for such deduction is the portion, properly designated by the Funds, which is derived from dividends of U.S. domestic corporations with respect to shares held by the Funds that are not debt-financed and have been held for tax purposes at least a minimum period, generally 46 days, extending before and after each such dividend. The dividends-received deduction for corporations will be reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under the Code and will be eliminated if such shares are deemed to have been held (for tax purposes) for less than the minimum period referred to above with respect to each dividend. Shareholders will be informed of the percentages of dividends which may qualify for the dividends-received deduction. Dividends from Funds other than the Large Cap
Growth Fund and Tudor Fund will not qualify for the dividends-received deduction.

         Section 1059 of the Code provides for a reduction in a stock's basis for the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the stock has not been held for more than two years prior to the dividend announcement date. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10 percent (5 percent for preferred stock) of the recipient corporation's adjusted basis in the stock of the payor or which meet an alternative fair market value test. To the extent that dividend payments by the Large Cap Growth Fund and Tudor Fund to their corporate shareholders constitutes extraordinary dividends, such shareholders' basis in their shares will be reduced, and to the extent such basis is reduced below zero, current recognition of income may be required.

         The excess, if any, of a corporation's "adjusted current earnings" over its "alternative minimum taxable income" includes the amount of dividends, if any, excluded from income by virtue of the 70% dividends-received deduction, which may increase its alternative minimum tax liability.

         If you invest in the Core Bond Fund you should know that many states and local taxing authorities allow an exemption from state or local income tax for distributions derived from interest received by a Fund from direct obligations of the U.S.

government, such as U.S. Treasury obligations, or an exemption from intangible property taxes based on the extent of a Fund's investment in such direct U.S. government obligations. Such an exemption may be subject to certain concentration, designation, reporting or other requirements in certain jurisdictions, which in some cases may not be satisfied by a Fund. You may wish to consult your tax adviser concerning the possible existence of such an exemption in the states and localities where you pay tax.

         Dividends, including capital gain dividends, paid by a Fund (except for daily dividends paid by the Core Bond Fund shortly after a shareholder's purchase of shares have the effect of reducing the net asset value per share of the shareholder's shares by the amount per share of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price to the shareholder, they will be subject to U.S. federal income tax as described above, except for exempt-interest dividends (as defined below). Therefore, prior to purchasing shares, an investor should consider the impact of an anticipated dividend distribution.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described above whether taken in shares or in cash. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce current E&P for this purpose. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for U.S. federal income tax purposes in the shares so received equal to the amount of cash they would have received had they elected to receive cash.

         All taxable dividends including capital gain dividends, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest, including exempt-interest dividends. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences to the shareholder and are also subject to these reporting requirements.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency contracts, foreign currencies or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% gross income test described above. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

         Options written or purchased and futures contracts, entered into by a Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause a Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the Fund as long-term or short-term. Additionally, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements above, even though the Fund may receive no corresponding cash amounts. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts, foreign currency contracts and straddles affect the amount, timing and character of a Fund's income and gains or losses and hence of its distributions to shareholders.

         The U.S. federal income tax rules applicable to dollar rolls and certain structured or hybrid securities are not or may not be settled, and a Fund may be required to account for these transactions or investments in a manner that, under certain circumstances, may limit the extent of its use of such transactions or investments.

         A Fund's investment in zero coupon securities, capital appreciation bonds, or other securities having original issue discount (or market discount, if the Fund elects to include market discount in income currently) will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market and constructive sale rules described above may also require a Fund to recognize income or gains without a concurrent receipt of cash. In order to distribute this income or gains, maintain its favorable federal income tax treatment as a regulated investment company, and avoid U.S. federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

         Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Funds, in the event they invest in such securities, in order to reduce the risk of (i) distributing insufficient income to preserve their taxation as regulated investment companies and (ii) becoming subject to U.S. federal income or excise tax.

         A Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. However, the Funds generally will not be eligible to pass through to shareholders any associated foreign tax credits or deductions for foreign taxes paid by such Funds. Such Funds generally will, however, be entitled to deduct such taxes in computing their income subject to tax (if any).

         If a Fund acquires any equity interest (including, under Treasury regulations that may be promulgated in the future, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is distributed on a timely basis to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such tax and interest charges. Certain elections may be available to ameliorate these adverse tax consequences, but any such election could require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. Each Fund that is permitted to acquire foreign investments may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through to its shareholders as "exempt-interest dividends" which are treated as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code.

         Distributions of tax exempt income are taken into account in computing the portion, if any, of Social Security and Railroad Retirement benefits subject to U.S. federal income and, in some cases, state, taxes.

         Several provisions of federal tax law may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. For example:

         (i) Interest on certain private activity bonds is generally not exempt from regular federal income tax;

         (ii) Interest (including exempt-interest dividends attributable to such interest) on certain private activity bonds is an item of tax preference that is subject to the individual alternative minimum tax and the alternative minimum tax on corporations;

         (iii) Interest (including exempt-interest dividends attributable to such interest) on all tax-exempt bonds, may result in or increase liability for the corporate alternative minimum tax because 75% of the excess of adjusted current earnings over alternative minimum taxable income is an adjustment that, except to the extent already taken into account as private activity bond interest, increases the alternative minimum taxable income subject to the corporate alternative minimum tax; and

         (iv) Due to the substantial number and range of requirements to be satisfied by tax-exempt bonds after their issuance, there is a risk of retroactive revocation of the tax-exempt status of bonds due to acts or omissions on the part of issuers after the date of issuance.

         Different tax treatment, including a penalty on certain distributions, excess contributions or other transactions is accorded to accounts maintained as IRAs or other retirement plans. Investors should consult their tax advisors for more information. See also Appendix B.

         Redemptions, exchanges and withdrawals under the Systematic Withdrawal Plan are taxable events for shareholders that are subject to U.S. federal income tax. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of the shares of a Fund is properly treated as a sale for tax purposes, as is assumed in the following discussion. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.

         All or a portion of a loss realized upon the redemption or other disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent shares of the same Fund are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption or other disposition.

         Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         The Funds may be required to pay state taxes in states that have jurisdiction to tax them, except to the extent an exemption may be available, but the Funds do not anticipate that their state tax liabilities will be substantial.

         Federal law requires that a Fund withhold (as "backup withholding") 28% of reportable payments, including dividends (other than exempt-interest dividends), capital gain distributions and the proceeds of redemptions and exchanges of Fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify that the Social Security Number or other Taxpayer Identification Number they provide on IRS Form W-9 (or on an authorized substitute) is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income. Backup withholding on dividends may be inapplicable for any year in which a Fund reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates subject to tax under such law, who hold their shares as capital assets. The discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, financial institutions, and insurance companies. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from a Fund.

         This discussion of the federal income tax treatment of the Fund and its shareholders is based on the U.S. federal income tax law in effect as of the date of this SAI. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this SAI and about the possible application of state, local and foreign taxes in light of their particular tax situations.

AUTOMATIC REINVESTMENT PLAN

         For the convenience of a Fund's shareholders and to permit shareholders to increase their shareholdings in a Fund, the Funds' Transfer Agent is, unless otherwise specified, appointed in the subscription form by the investor as an agent to receive all dividends and capital gains distributions and to reinvest them in shares (or fractions thereof) of the applicable Fund, at the net asset value per share next determined after the record date for the dividend or distribution. The investor may, of course, terminate such agency agreement at any time by written notice to the Transfer Agent, and direct the Transfer Agent to have dividends or capital gains distributions, or both, if any, sent to him in cash rather than reinvested in shares of the applicable Fund. The Funds or Transfer Agent may also terminate such agency agreement, and the Funds have the right to appoint a successor Transfer Agent.

                ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

         The Company has authorized capital of 30 billion shares of common stock at a par value of $0.001 per share. Currently, 26.073 billion shares have been classified into 97 classes as shown in the table below. Under the Company's charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
----------------------------------------------------------    --------------------------------------------------------
A (Growth & Income)                           100             BBB                                         100
B                                             100             CCC                                         100
C (Balanced)                                  100             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
D  (Tax-Free)                                 100             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
E (Money)                                     500             FFF                                         100
F (Municipal Money)                           500             GGG                                         100
G (Money)                                     500             HHH                                         100
H (Municipal Money)                           500             III (Boston Partners Long/Short
                                                              Equity-Institutional Class)                 100
I (Sansom Money)                             1,500            JJJ (Boston Partners Long/Short
                                                              Equity-Investor Class)                      100
J (Sansom Municipal Money)                    500             KKK (Boston Partners Funds)                 100
K (Sansom Government Money)                   500             LLL (Boston Partners Funds)                 100
L (Bedford Money)                            1,500            MMM  (n/i numeric Small Cap Value)          100
M (Bedford Municipal Money)                   500             Class NNN (Bogle Investment
                                                              Management Small Cap Growth -
                                                              Institutional Class)                        100
N (Bedford Government Money)                  500             Class OOO (Bogle Investment
                                                              Management Small Cap Growth -
                                                              Investor Class)                             100
O (Bedford N.Y. Money)                        500             Class PPP (Schneider Value Fund)            100
P (RBB Government)                            100             Class QQQ (Institutional
                                                              Liquidity Fund for Credit Unions)          2,500
Q                                             100             Class RRR (Liquidity Fund for
                                                              Credit Unions)                             2,500
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Emerging Growth)              50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II (Baker 500 Growth Fund)                    100             Zeta 2 (Municipal Money)                     1
JJ (Baker 500 Growth Fund)                    100             Zeta 3 (Government Money)                    1


                                                                              71


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
----------------------------------------------------------    --------------------------------------------------------
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
All Cap Value)                                100
WW (Boston Partners Investors All
Cap Value)                                    100
YY (Schneider Capital Small Cap
Value)                                        100
ZZ                                            100
AAA                                           100

         The classes of common stock have been grouped into separate "families." There are seven families that currently have operating portfolios, including: the Sansom Street Family, the Bedford Family, the Schneider Capital Management Family, the n/i numeric investors family of funds, the Robeco Investment Funds Family, the Bogle Investment Management Family and the Baker 500 Family. The Bedford Family and the Sansom Street Family represent interests in the Money Market Portfolio; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Robeco Investment Funds Family represents interests in [eight] non-money market portfolios; the Bogle Investment Management Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in two non-money market portfolios; and the Baker 500 Family represents interests in one non-money market portfolio.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectuses, shares of the Company will be fully paid and non-assessable.

         The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company's amended By-Laws provide that shareholders collectively owning at least 10% of the outstanding shares of all classes of common stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

         Holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement, distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined by the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Company's Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock entitled to vote on the matter voting without regard to class (or portfolio).

         With respect to Institutional Shares of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, Robeco WPG Tudor Fund and Investor Shares of the Robeco WPG Core Bond Fund (each a "Class"), the Company's Articles Supplementary authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey a Class to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Class to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets of a Class into money and, in connection therewith, to cause all outstanding shares of such Class to be redeemed at their net asset value; (c) combine the assets of a Class with the assets belonging to one or more other classes of the Company if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such Class to be redeemed or converted into shares of another class at their net asset value; and (d) redeem shares of any of the Classes for any other reason if the Board of Directors has determined that it is in the best interest of the Company to do so, provided that such redemption is at the net asset value of such Class. The exercise of such authority may be subject to certain restrictions under the 1940 Act.

         SHAREHOLDER APPROVALS. As used in this SAI and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                  MISCELLANEOUS

COUNSEL

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Disinterested Directors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

         ___________________________,  Two  Commerce  Square,  Suite 1700,  2001
Market Street, Philadelphia, Pennsylvania 19103, serves as the Company's independent registered public accounting firm for all portfolios, except the Money Market Portfolio. _____________________, 1700 Market Street, 25th Floor, Philadelphia, Pennsylvania 19103, serves as the Company's independent registered public accounting firm for the Money Market Portfolio.

         Prior to December  11, 2003,  ___________________________ served as the
Company's independent registered public accounting firm for all of the portfolios, performing the annual audit of the Company's financial statements for the fiscal year ended August 31, 2003.

                              FINANCIAL STATEMENTS

         On April __, 2005, each Fund assumed all the assets and liabilities of the Predecessor Funds, open-end investment companies with substantially identical investment policies. Prior to that date, the Funds had no assets or investment operations.

         The audited financial statements and notes thereto, and related documents are ____________ by reference herein and are included in the Predecessor Fund's Annual Report to shareholders for the fiscal year ended December 31, 2004. No other parts of the Annual Report are ____________ by reference herein. The financial statements included in the Annual Report have been audited by the Predecessor Funds' independent registered public accounting firm, ____________________, whose report thereon also appears in the Annual Report and is ____________ herein by reference. Such financial statements have been ____________ herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the Annual Report may be obtained at no charge by telephoning PFPC at the telephone number appearing on the front page of this SAI.




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

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch Ratings, Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities  possess   good   credit  quality.  This  designation
indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.


         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition which DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle) - Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated R-2 (low) is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-2 (low) category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "D" - Short-term debt rated "D" is in arrears. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.


LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An  obligation   rated  "AA"  differs  from  the  highest  rated
obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over


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

time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".


         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

         "AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely restrictive definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.


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

         "A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While "A" is a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

         "BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Bonds rated "BB" are defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

         "B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term bonds rated "B". Long-term bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "CCC" to "C" categories, with "CC" and "C" normally used for lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

         "D" - Long-term debt rated "D" is in arrears. A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.


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

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          [ ]    Positive means that a rating may be raised.
          [ ]    Negative means that a rating may be lowered.
          [ ]    Stable means that a rating is not likely to change.
          [ ]    Developing means a rating may be raised or lowered.
          [ ]    N.M. means not meaningful.

MOODY'S

        WATCHLIST: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG), on review for possible downgrade (DNG), or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

        RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative
(NEG), Stable (STA) and Developing (DEV -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.


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

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as "evolving".

DBRS

RATING TRENDS

         Each DBRS rating category is appended with one of three rating trends - "Positive", "Stable", or "Negative". The rating trend helps to give the investor an understanding of DBRS's opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

RATING ACTIONS

         In addition to confirming or changing ratings, other DBRS rating actions include:

         SUSPENDED RATINGS: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any reluctance in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

         DISCONTINUED RATINGS: When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue


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

ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

         RATINGS "UNDER REVIEW" : In practice, DBRS maintains continuous surveillance of the entities it rates and therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under Review" since they may no longer be appropriate and can no longer be relied upon.

         Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS's final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings


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

Expire at the maturity of the obligation. The following summarized the ratings by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


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

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not as recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of repayment in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.








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

                                   APPENDIX B

                          ADDITIONAL INVESTOR SERVICES


PROTOTYPE RETIREMENT PLAN FOR EMPLOYERS FOR EMPLOYERS AND SELF-EMPLOYED INDIVIDUALS

         Prototype retirement plans (the "Retirement Plan") are available for those entities or self-employed individuals who wish to purchase shares in a fund in connection with a money purchase plan or a profit sharing plan maintained by their employer. The Retirement Plans were designed to conform to the requirements of the Code and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Retirement Plans received opinion letters from the Internal Revenue Service (the "IRS") on August 7, 2001 that the form of the Retirement Plans is acceptable under Section 401 of the Code.

         Annual tax-deductible contributions to the Retirement Plan may be made up to the lesser of $41,000 or 25% of the participant's earned income (disregarding any compensation in excess of $205,000 (as adjusted by the IRS for inflation)). Under the terms of the Retirement Plan, contributions by or on behalf of participants may be invested in a fund's shares with the designated custodian under the Retirement Plan (the "Retirement Plan's Custodian"). Investment in other mutual funds advised by the Adviser or one of its affiliates may also be available. Employers adopting the Retirement Plan may elect either that a participant shall specify the investments to be made with contributions by or on behalf of such participant or that the employer shall specify the investments to be made with all such contributions. Since no fund is intended as a complete investment program it is important, in connection with such election, that employers give careful consideration to the fiduciary obligation requirements of ERISA.

         All dividends and distributions received by the Retirement Plan's Custodian on the funds' shares held by the Plan's Custodian will be reinvested in the applicable fund's shares at net asset value. Distributions of benefits to participants, when made, will be paid first in cash, to the extent that any amount credited to a participant's account is not invested in the applicable fund's shares, and then in full fund shares (and cash in lieu of fractional shares).

         Boston Safe Deposit and Trust Company serves as the Retirement Plan's Custodian under a Custodial Agreement. Custodian fees which are payable by the employer to the Retirement Plan's Custodian under such Custodial Agreement are a $10 application fee for processing the Retirement Plan application, an annual maintenance fee of $15 per participant, and a distribution fee of $10 for each distribution from a participant's account. Such fees may be altered from time to time by agreement of the employer and the Retirement Plan's Custodian. For further details see the terms of the Retirement Plan which are available from the Trust.

         Distributions must be made pursuant to the terms of the Retirement Plan and generally may not commence before retirement, disability, death, termination of employment, or termination of the Retirement Plan and, for participants who are not five percent owners, must commence no later than April 1 of either the later of the calendar year in which the Employee reaches age 70-1/2 or the calendar year in which the Employee retires. Distributions for five percent owners must commence by April 1 of the calendar year in which they reach age 70-1/2.


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

Distributions are taxed as ordinary income when received, except the portion, if any, considered a return of a participant's nondeductible contributions. Certain distributions before age 59-1/2 may be subject to a 10% nondeductible penalty on the taxable portion of the distribution. Failure to make minimum required distributions by the required beginning date may be subject to an excise tax of 50% of the undistributed portion of the minimum distribution.

         It should be noted that the Retirement Plan is a retirement investment program involving commitments covering future years. In deciding whether to utilize the Retirement Plan, it is important that the employer consider his or her needs and those of the Retirement Plan participants and whether the investment objectives of the funds are likely to fulfill such needs. Termination or curtailment of the Retirement Plan for other than business reasons within a few years after its adoption may result in adverse tax consequences.

         Employers who contemplate adoption of the Retirement Plan should consult an attorney or financial adviser regarding all aspects of the Plan as a retirement plan vehicle (including fiduciary obligations under ERISA).

INDIVIDUAL RETIREMENT ACCOUNT

         Persons with earned income, whether or not they are active participants in a pension, profit-sharing or stock bonus plan described in Code Section 401(a), Federal, state or local pension plan, an annuity plan described in Code
Section  403(a),  an annuity  contract or  custodial  account  described in Code
Section 403(b), a simplified employee pension plan described in Code Section 408(k), or a trust described in Code Section 501(c)(18) ("active participant"), generally are eligible to establish an Individual Retirement Account ("IRA"). The maximum dollar contribution to an IRA for the year 2004 is $3,000. The maximum amount increases to $4,000 for tax years beginning in 2005 through 2007 and $5,000 for tax years beginning in 2008 and thereafter. Individuals age 50 and over are able to make an additional $500 annual catch-up contribution for years 2004 and 2005 and an additional catch-up contribution of $1,000 for years beginning in 2006. An individual may make a deductible IRA contribution for 2004 only if (i) the individual is not an active participant, or (ii) the individual has an adjusted gross income below a certain level ($65,000 for married individuals filing a joint return, with a phase-out for adjusted gross income between $60,000 and $75,000; $45,000 for a single individual, with a phase-out for adjusted gross income between $45,000 and $55,000). The phase-out ranges for deductibility are increased in years after 2004 until they reach $50,000 to $60,000 for single taxpayers for the year 2005 and thereafter and $80,000 to $100,000 for married taxpayers filing jointly for the years 2007 and thereafter. The phase-out range of $0 to $10,000 of AGI for an active participant, married and filing separately does not increase. An individual whose spouse is an active participant may still be able to make a deductible contribution if he or she is not an active participant, subject to a phase-out range of $150,000 to $160,000 of modified AGI if filing jointly. An individual who is not permitted to make a deductible contribution to an IRA for a taxable year may nonetheless make annual nondeductible contributions to an IRA up to the lesser of 100% of the individual's earned income or the maximum dollar amount described above to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has no earnings in a given year.

         Withdrawals from the IRA (other than the portion treated as a return of nondeductible contributions) are taxed as ordinary income when received, may be made without penalty after the participant reaches age 59-1/2 and must commence no later than April 1 of the year following the end of the tax year in which the Participant reaches age 70-1/2. Withdrawals before age 59-1/2 may involve the payment of a 10% nondeductible penalty on the taxable portion of the amount withdrawn. The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. All dividends and distributions on shares held in IRA accounts are reinvested in full and fractional shares and are not subject to federal income tax until withdrawn from the IRA. Investors should consult their tax advisers for further tax information, including information with respect to the imposition of state and local income taxes and the effects of tax law changes.

         Mellon Bank N.A. (formerly Boston Safe Deposit and Trust Company) serves as custodian for IRAs using any of a fund's shares as the underlying investment. Mellon Bank N.A. will charge an acceptance fee of $10 for each new
IRA and an annual maintenance fee of $15 for each year that an IRA is in existence. There is a $10 fee for processing a premature distribution. These fees will be deducted from the IRA account and may be changed by the Custodian upon 30 days' prior notice.

         To establish an IRA for investment in a fund's shares, an investor must complete an application and a custodial agreement that includes IRS Form 5305-A (which has been supplemented to provide certain additional custodial provisions) and must make an initial cash contribution to the IRA, subject to the limitation on contributions described above. Pursuant to IRS regulations, an investor may for seven days following establishment of an IRA revoke the IRA. Detailed information on IRAs, together with the necessary form of application and custodial agreement, is available from the Trust and should be studied carefully by persons interested in utilizing a fund for IRA investments. Such persons should also consult their own advisers regarding all aspects of the funds as an appropriate IRA investment vehicle.

ROTH INDIVIDUAL RETIREMENT ACCOUNT

         Like the traditional IRA described above, a Roth Individual Retirement Account ("Roth IRA") is a program through which taxpayers may obtain certain income tax benefits for themselves. Unlike a traditional IRA, contributions to a Roth IRA are never deductible. However, a Roth IRA is a tax-sheltered account and, if certain conditions are met, distributions from a Roth IRA will be tax free.

         Annual contributions to a Roth IRA must be in cash and (other than rollover or conversion contributions) when combined with contributions to both traditional IRAs and other Roth IRAs may not exceed the lesser of $3,000 or 100 percent of compensation. The $3,000 maximum amount is reduced and phased out for a single taxpayer with modified adjusted gross income (AGI) between $95,000 and $110,000, and for a husband and wife who file joint returns and have AGIs between $150,000 and $160,000. The $3,000 maximum is reduced and phased


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

out for married taxpayers filing separately with AGIs between zero and $10,000. Individuals age 50 and over are able to make an additional $500 annual catch-up contribution for years 2003 through 2005 and an additional catch-up contribution of $1,000 for years beginning in 2006.

         Participation in a Roth IRA contribution is not limited by participation in a retirement plan or program other than a traditional IRA, as discussed above. In addition, unlike traditional IRAs, contributions to a Roth IRA may be made after age 70 1/2 so long as the IRA owner has compensation and an AGI below the maximum thresholds discussed above.

         Provided that all of the applicable rollover rules are followed, a Roth
IRA  may  be  rolled  over  to  another  Roth  IRA,  or  may  receive   rollover
contributions from either a traditional IRA or Roth IRA.

         If AGI is less than $100,000, an individual may rollover (or convert) all or any portion of any existing traditional IRA into a Roth IRA. The conversion amount or the amount of the rollover from the traditional IRA to the Roth IRA is treated as a distribution for income tax purposes and is includible in gross income (except for any nondeductible contributions). Although the
rollover  amount  is  generally   included  in  income,  the  10  percent  early
distribution excise tax does not apply to rollovers or conversions from a traditional IRA to a Roth IRA.

         In limited circumstances, taxpayers who comply with certain tax law requirements may, before the due date (including extensions) for the filing of their annual tax return, elect to recharacterize a contribution made during the year to a Roth IRA as a contribution to a traditional IRA or vice versa.

         Qualified distributions from a Roth IRA are NOT includable in income. Qualified distributions are distributions made AFTER the five taxable year period beginning with the first taxable year for which a contribution (or conversion from a traditional IRA) was made to the Roth IRA, and which is made after age 59 1/2, death, disability, or for first-time home buyer expenses.

SIMPLIFIED EMPLOYEE PENSION PLAN

         A simplified employee pension (a "SEP") allows an employer to make contributions toward his or her own (if a self-employed individual) and his or her employees' retirement and, for certain SEPs established prior to 1997, may permit the employees to make elective deferrals by salary reduction. A SEP requires an Individual Retirement Account (a "SEP-IRA") to be established for each "qualifying employee," although the employer may include additional employees if it wishes. A qualifying employee is one who: (a) is at least age 21, (b) has worked for the employer during at least 3 of 5 years immediately preceding the tax year, and (c) has received at least $450 for 2002 (as indexed for inflation) in compensation in the tax year.

         An employer is not required to make any contribution to the SEP-IRA. However, if the employer does make a contribution, the contribution must be based on a written allocation formula and must not discriminate in favor of highly compensated employees, as defined in Code Section 414(q). The employer may make annual contributions on behalf of each qualifying


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employee,  provided that the  contributions,  when combined with the  employee's elective deferrals, do not exceed 25% of the employee's compensation (up to $205,000) or $41,000, whichever is less.

         A SEP-IRA that is part of a SEP established before 1997 may include a salary reduction arrangement under which the employee can choose to have the employer make contributions ("elective deferrals") to his or her SEP-IRA out of his or her salary. However, employees may make elective deferrals only if (i) at least 50% of the employer's eligible employees choose elective deferrals; (ii) the employer did not have more than 25 eligible employees at any time during the preceding year; and (iii) the amount deferred each year by each eligible highly compensated employee as a percentage of pay is no more than 125% of the average deferral percentage of all other eligible employees. An elective deferral arrangement is not available for a SEP maintained by a state or local government, or any of their political subdivisions, agencies, or instrumentalities, or to exempt organizations.

         In general, the total income, which an employee can defer under a salary reduction arrangement included in a SEP and certain other elective deferral arrangements, is limited to $13,000 for tax years beginning in 2004. This limit increases by $1,000 each year until it reaches $15,000 in 2006 and is subject to cost-of-living adjustments thereafter. This dollar limit applies only to the elective deferrals, not to any contributions from employer funds. The Code may require that contributions be further limited to prevent discrimination in favor of highly compensated employees. An employee may also make regular IRA contributions to his or her SEP-IRA (see discussion of IRAs, above). Individuals age 50 and over are able to make an additional $2,000 annual catch-up contribution for the year 2003. The permitted amount of such catch-up contribution increases yearly in increments of $1,000 through 2006 and is subject to cost-of-living adjustments thereafter.

         Under the terms of the SEP-IRA, contributions by or on behalf of participants may be invested in fund shares (or shares of other funds designated by the Adviser as eligible investments), as specified by the participant. All dividends and distributions on shares held in SEP-IRAs are reinvested in full and fractional shares. Since no fund is intended as a complete investment program it is important, in connection with the adoption of a SEP-IRA, that employers give careful consideration to the fiduciary obligation requirements of ERISA, particularly those pertaining to diversification of investments.

         Withdrawals before age 59 1/2 may involve the payment of a 10% nondeductible penalty on the amount withdrawn. Withdrawals must commence no later than the required beginning date (see discussions of Prototype Retirement Plans, above). The time and rate of withdrawal must conform with Code requirements in order to avoid adverse tax consequences. Contributions to a SEP-IRA by an employer are excluded from the employee's income rather than deducted from it. Elective deferrals made to an employee's SEP-IRA generally are excluded from his income in the year of deferral, but are included in wages for social security (FICA) and unemployment (FUTA) tax purposes. However, if the employee makes regular IRA contributions to his SEP-IRA, (other than elective deferrals), he can deduct them the same way as contributions to a regular IRA, up to the amount of his deduction limit. Investors should


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consult  their tax advisers for further tax  information  including  information with respect to the imposition of state and local income taxes and the effects of tax law changes.

         Boston Safe Deposit and Trust Company serves as custodian for SEP-IRAs using the fund's shares as the underlying investment. Boston Safe Deposit and Trust Company will charge an acceptance fee of $10 for each new SEP-IRA and an annual maintenance fee of $15 for each year that a SEP-IRA is in existence. There is a $10 fee for each premature distribution. These fees will be deducted from the SEP-IRA account and may be changed by the Custodian upon 30 days' prior written notice.

         To establish a SEP-IRA, an employer and employee should complete the Weiss, Peck & Greer IRA application materials, as well as IRS Form 5305-SEP. Pursuant to IRS regulations, an investor may for seven days following establishment of a SEP-IRA revoke the SEP-IRA. Detailed information on SEP-IRAs, together with the necessary form of application and custodial agreement, is available from the fund and should be studied carefully by persons interested in utilizing the fund for SEP-IRA investments. Such persons should also consult their own advisers regarding all aspects of the fund as an appropriate SEP-IRA investment vehicle.










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                                   APPENDIX C

                      PROXY VOTING POLICIES AND PROCEDURES


                         WEISS, PECK & GREER INVESTMENTS

OVERVIEW

Robeco USA, L.L.C, through its division Weiss, Peck & Greer Investments ("WPG") has established proxy voting policies which are designed to support management's ability to run its business in a responsible and cost effective manner while staying focused on maximizing shareholders value. With this in mind, standard proxy issues are generally voted with management. This reflects one of our basic investment criteria that good management is shareholder focused. Based on a solicitation of internal investment analyst and external industry advice, a voting policy is established for all similar proxy issues. Again, the overriding decision making principal in this process is the maximization of shareholder value. WPG has created a Proxy Policy Committee to handle all non-standard proxy issues. The Committee is comprised of a representative from each of the following areas of the firm: Legal, Compliance, Portfolio Administration, Private Client Management and Taft-Hartley Client Services.

The WPG Portfolio Administration Group is responsible for receiving all proxies, voting proxies in accordance with this policy and, maintaining the records necessary to report our proxy voting decisions to clients. In addition, an analysis of the reasons behind a sensitive or important voting decision, or a decision in conflict with the standard voting detailed below, is to be provided to the WPG Proxy Policy Committee, in order that WPG may adequately resolve conflicts of interest and to report to clients who request such information.

PROXY VOTING POLICIES

The following is a summary of certain significant proxy voting issues and WPG's general attitude for voting these issues in a particular manner. Nevertheless, WPG reviews all proxies individually and makes final decisions based on the merits of each issue. The Chairman of the Proxy Policy Committee should be contacted for WPG's proxy voting policy relating to other issues not detailed below.

Annual Election of Directors

WPG favors the annual election of directors and is opposed to staggered election systems for the following reasons:

     o Election of directors based upon classes or staggered terms tends to entrench present management.
     o Staggered terms for directors tend to make the company and management less responsive to shareholder interests.
     o    Staggered  terms  might  be  deemed  an  anti-takeover   measure  and,
          therefore, they potentially may diminish the value of shareholder's investment.


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BOARD OF DIRECTORS

WPG favors independent directors and independent nominating, compensation, and audit committees for the following reasons:

     o Independence is necessary for the effective functioning of the board and its committees.

WPG is in favor of directors being compensated reasonably for performance in cash or equity. WPG is generally not in favor of pension and benefit programs for outside directors for the following reasons:

     o    Helps  to  ensure  that  a   director's   interest  is  aligned   with
          shareholders and may increase sensitivity to shareholder concerns.
     o Pension and benefit programs may compromise the independence of directors.

In order to promote accountability, WPG will generally vote against proposals to limit the personal liability of Board members for any breach of fiduciary duty or failure to act in good faith.

APPOINTMENT OF AUDITORS

WPG will generally vote for the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

     o WPG has serious concerns about the accounts presented or the audit procedures used; or
     o    The auditors are being changed without explanation.

CONFIDENTIAL VOTING

WPG supports a system of confidential voting for the following reasons:

     o    Ensures confidentiality.
     o    Promotes corporate democracy and the integrity of the proxy system.
     o    Avoids potential for coercion or improper influence.

CUMULATIVE VOTING

WPG supports cumulative voting for the following reasons:

     o Cumulative voting permits shareholders a greater opportunity than conventional voting to voice their opinions and to influence corporate management.
     o Conventional voting may discourage the accumulation of large minority shareholding, and, therefore, may be considered an anti-takeover measure.
     o Conventional voting may have the effect of discouraging election contests, which can be costly, by shareholders and individuals.


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EXECUTIVE COMPENSATION

     o WPG supports compensation plans that provide challenging performance objectives and serve to motivate executives to excellent performance.
     o WPG does not support plans that exceed what is required to attract and retain skilled managers, that adversely affect shareholders, that are excessively generous, that lack clear performance goals or that adversely affect employee productivity and morale.
     o    WPG supports stock-based compensation plans which are broad-based.
     o WPG does not support narrowly based plans with large dilution (more than 10%).
     o WPG does not support replacement or repricing of "underwater" stock options.
     o WPG supports shareholder proposals that link executive compensation to the company's achievement of long term performance goals.

GOLDEN-PARACHUTE PAYMENTS

WPG does not support the compensation agreement known as golden parachutes for the following reasons:

     o Tax penalties are imposed on corporations that award excessive parachute payments and executives who receive such payments.
     o Excessive exit payments come at the expense of shareholders' net worth and represents a waste of corporate assets.

PLACEMENT OF SECURITIES

WPG favors a policy that requires shareholder approval before corporate management places a significant amount of voting stock with any person or group for the following reasons:

     o By the placement of a large amount of voting stock in "friendly hands," management may effectively block shifts in control of the company.
     o Such transactions might be deemed an anti-takeover measure and, therefore, they potentially may diminish the value of shareholders' investment.
     o Shareholders should be given a voice in matters involving control of a company.

"POISON PILL" AMENDMENTS OR PROPOSALS

WPG believes that "poison pill" amendments to a company's by-laws or charter must be presented to shareowners' before incorporation or enactment for the following reasons:

     o Poison pill provisions clearly affect shareholder interests and may harm shareowners by reducing the value of their shares.
     o Such actions tend to entrench present management and might make them less receptive to shareholder concerns or interests.
     o Poison pills seem to have no utility except to discourage third-party bids for a company's stock.


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

     o Many aspects of poison pills are discriminatory (e.g., triggered dividends or distributions usually exclude the new large shareholder).

SOLICITATION OF POLITICAL CONTRIBUTIONS

WPG believes that it is inappropriate for a company to encourage, request or demand any financial contributions from its employees for the purpose of supporting any political candidate or Political Action Committee for the following reasons:

     o Solicitation by management for political contributions may intimidate, threaten, or compromise employees and their beliefs.
     o Solicitation by management may create the appearance of coercion, and it may hinder democratic practices.
     o Solicitation by management may expose a company to litigation and diminish shareholder value.

STOCK WITH DISPROPORTIONATE VOTING RIGHTS

WPG opposes the creation of new classes of common or preferred stock with disproportionate voting rights for the following reasons:

     o Such common or preferred stock may tend to frustrate or circumvent the rights and desires of the majority of shareholders.
     o Unequal classes of stock may tend to shelter management at the expense of the majority of shareholders.
     o Stock with unequal voting rights violates the concept of shareholder or corporate democracy.
     o Stock with unequal voting rights could be viewed as an anti-takeover measure and therefore, may potentially diminish the value of shareholders' investment.

STOCK OWNERSHIP FOR DIRECTORS

WPG favors requiring directors to own some amount, however modest, of their company's stock for the following reasons:

     o Helps to ensure that a director's interests coincide with the company's shareholders.
     o    May  increase   management's   sensitivity   and   responsiveness   to
          shareholder concerns.

CORPORATE/SOCIAL RESPONSIBILITY

WPG supports the idea that the companies we invest in should be both good corporate citizens and socially responsible. Therefore, WPG would generally support shareholder proposals that have a positive impact upon these issues. These issues might include proposals to reduce discrimination and pollution, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.


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

Although these guidelines have been developed with regard to the voting of proxies, the WPG Proxy Policy Committee has final authority with regard to how a particular proxy is voted.

ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

WPG will abstain from voting or affirmatively decide not to vote if WPG determines that abstaining or not voting is in the best interests of the client. In making such a determination, WPG will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. WPG will not abstain from voting or affirmatively decide not to vote a proxy if the client is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

CONFLICTS OF INTEREST

WPG Portfolio Administration Group in conjunction with the WPG Legal & Compliance Department shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the clients and WPG, its affiliates, directors, officers, and employees (a "potential conflict"). Using reasonable efforts to determine if a conflict exists, this assessment shall be performed on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If WPG determines that a potential conflict may exist, it shall promptly report the matter to the WPG's Proxy Policy Committee. The Proxy Policy Committee shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the clients (excluding any client that may have a potential conflict). The WPG Proxy Policy Committee may resolve a potential conflict in any of the following manners:

     o If the proposal that is the subject of the proxy is specifically addressed in the WPG Proxy Voting Policy, WPG may vote the proxy in accordance with such pre-determined policy; provided that such pre-determined policy involves little discretion on the part of WPG;
     o Engage an independent third-party to determine how the proxy should be voted;
     o Establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the person(s) making the voting decision in order to insulate the conflict from the decision maker.

Conflicts involving the WPG Mutual Funds may be resolved by disclosing the potential conflict to the Board of Trustees and obtaining the consent of the Board before voting.

WPG will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when WPG determines it has a material conflict that affects its best judgment as an ERISA fiduciary, WPG will give the ERISA client the opportunity to vote the proxies themselves.


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

II PROXY VOTING PROCEDURES

         a) WPG utilizes a third party system (ADP Proxyedge) to track and record proxies. All proxies received by WPG will be sent to the WPG Portfolio Administration Group which will:

               1)   Keep a record of each proxy received;

               2) Determine which accounts managed by WPG hold the security to which the proxy relates;
               3) Identify the accounts that hold the security, together with the number of votes each account controls, and the date by which WPG must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;
               4) Absent material conflicts (See Section O), and in conjunction with the WPG analyst when appropriate, vote the proxy in accordance with the general proxy voting guidelines which have been approved by the WPG Proxy Voting Committee and are stored in the ADP Proxyedge System;
               5) Bring non-standard proxies or proxies that involve a potential conflict of interest to the attention of the WPG Proxy Voting Committee for further clarification; and,
               6) Complete the proxy and submit the proxy in a timely and appropriate manner.

DISCLOSURE - MUTUAL FUNDS

The SEC requires each fund to file with the SEC its proxy voting record and make this record available to its share holders. The WPG Mutual Funds have adopted proxy voting policies and procedures pursuant to which the WPG Funds have delegated proxy voting responsibility to WPG.

         1) The SEC adopted Rule 30b-1-4 under the 1940 Act, which requires a fund to file with the SEC: Form N-PX containing its complete proxy voting record for the twelve month period ending June 30, by no later than August 31 of each year. Form N-PX will be required to be signed by the fund on behalf of the fund by its principal executive officer or officers. In addition, WPG will be required to disclose the following information on Form N-PX. For each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report in which the fund was entitled to vote:

     o    The name of the issuer of the portfolio security;
     o    The exchange ticker symbol of the portfolio security;
     o    The CUSIP number for the portfolio security;
     o    The shareholder meeting date;
     o    A brief identification of the matter voted on;
     o    Whether the matter was proposed by the issuer or by a security holder;
     o    Whether the fund cast its vote on the matter;
     o How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and;
     o    Whether the fund cast its vote for or against management.

         2) WPG Funds also will be required to make its proxy voting record available to shareholders without charge, upon request. WPG Funds disclose to their shareholders that its proxy voting record is available (for the last year) by calling the WPG mutual fund toll-free telephone number. Shareholder requests will be fulfilled by the WPG Mutual Fund Group by sending the information disclosed in the fund's most recently filed report on Form N-PX within three business days after receipt of a request for this information.

RECORDKEEPING

The WPG Portfolio Administration Group will maintain files relating to WPG's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of WPG. Records of the following will be included in the files:

     1)  Copies of these proxy voting policies and procedures;
     2)  A copy of each proxy statement that WPG receives;
     3)  A record of each vote that WPG casts;
     4) A copy of any documents WPG created that was material to making a decision how to vote proxies, or that memorializes that decision; and,
     5) A copy of each written client request for information on how WPG voted such client's proxies and a copy of any written response to any client request for information on how WPG voted its proxies.

                               THE RBB FUND, INC.

                                     PEA 88

                            PART C: OTHER INFORMATION

Item 22. EXHIBITS

(a)   Articles of Incorporation.

      (1) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (10) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (13) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (14) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (15) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

      (16) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (17) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

      (18) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (19) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (20) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (21) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (22) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (23) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (24) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (25) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (26) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (27) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (28) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (29) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (30) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (31) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (32) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (33) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (34) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (35) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (36) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

(b)   By-Laws.

      (1) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (2) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2004.

(c)   Instruments Defining Rights of Security Holders.

      (1) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through April 26, 1996 which are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

(d)   Investment Advisory Contracts.

      (1) Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (4) Investment Advisory Agreement (Tax-Free Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Sub-Advisory Agreement (Tax-Free Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Assumption Agreement (Municipal Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (7) Investment Advisory Agreement (Government Obligations Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Sub-Advisory Agreement (Government Obligations Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Assumption Agreement (Government Obligations Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (10) Investment Advisory Agreement (Government Securities) between Registrant and Provident Institutional Management Corporation dated as of April 8, 1991 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Investment Advisory Agreement (New York Municipal Money Market) between Registrant and Provident Institutional Management Corporation dated November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Investment Advisory Agreement (Tax-Free Money Market) between Registrant and Provident Institutional Management Corporation dated April 21, 1992 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998

      (13) Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (14) Investment Advisory Agreement (n/i Growth Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (15) Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth & Value) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (16) Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (17) Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (18) Investment Advisory Agreement (Boston Partners Bond Fund) between Registrant and Boston Partners Asset Management, L.P. dated December 1, 1997 is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (19) Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (20) Investment Advisory Agreement (Boston Partners Small Cap Value Fund II - formerly Micro Cap Value) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (21) Investment Advisory Agreement (Boston Partners Long/Short Equity Fund - formerly Market Neutral) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (22) Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant and Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (23) Form of Investment Advisory Agreement (Boston Partners Fund - Formerly Long-Short Equity) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (24) Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (25) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (26) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Mid Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (27) Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L.P. for the n/i numeric investors Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (28) Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (29) Investment Advisory Agreement between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (30) Investment Advisory Agreement between Registrant and Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (31) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (32) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the Liquidity Fund for Credit Unions (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(e)   Underwriting Contracts.

      (1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (2) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (3) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Municipal Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (4) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Bear Stearns Government Money Class) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (5) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (6) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (7) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (8) Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (9) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (10) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (Liquidity Fund for Credit Union Members (formerly CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(f)   Bonus or Profit Sharing Contracts.

      (1) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

      (2) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)   Custodian Agreements.

      (1) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Custody Agreement between Registrant and Custodial Trust Company on behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value) Portfolios of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Custodian Agreement Supplement Between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (7) Custodian Agreement Supplement between Registrant and PNC Bank, National Association, on behalf of the Boston Partners Mid Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (8) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (9) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Schneider Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (10) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (11) Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of Boston Partners Long/Short Equity Fund (formerly Market Neutral) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (12) Custodian Agreement Supplement between Registrant and Custodial Trust Company on behalf of n/i Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (13) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (14) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (15) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (16) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (17) Custodian Agreement Supplement between Registrant and PFPC Trust Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (19) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (20) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(h)   Other Material Contracts.

      (1) Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Transfer Agency Agreement (Cash Preservation) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Shareholder Services Plan (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Shareholder Services Plan (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Transfer Agency Agreement (Bedford) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (10) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to Government Securities Portfolio, dated as of April 10, 1991 is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to New York Municipal Money Market Portfolio dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (13) Administration and Accounting Services Agreement between Registrant and Provident Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective
            Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (14) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (15) Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (16) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

      (17) Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (18) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Micro Cap Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (19) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Growth Fund) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (20) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (21) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

      (22) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (23) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (24) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (25) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Large Cap Value Fund, Advisor Class) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (26) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (27) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (28) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value
            Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (29) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (30) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (31) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (32) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (33) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (34) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (35) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value), Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (36) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Micro Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (37) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

      (38) Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. relating to the Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (39) Administrative and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (40) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (41) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (42) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (43) Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (44) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (45) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (46) Form of Administrative Services Agreement Supplement between Registrant and Provident Distributors, Inc. (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (47) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (48) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (49) Administrative Services Agreement between Registrant and Provident Distributors, Inc. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (50) Non 12b-1 Shareholder Services Plan and Agreement for Bogle Small Cap Growth Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (51) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (52) Fee Waiver Agreement for n/i Numeric Investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (53) Administration and Accounting Services Agreement between Registrant and PFPC Inc. (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (54) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (55) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (56) Transfer Agency Supplement between Registrant and PFPC Inc. for the Bear Stearns Money Market Family is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (57) Form of Transfer Agency Supplement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (58) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (59) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Boston Partners All-Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (60) Transfer Agency Supplement between Registrant and PFPC Inc. for Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (61) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (62) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (63) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (64) Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (65) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (66) Form of Administration, Accounting, Transfer Agency and Custodian Services Fee Letter Agreement between Registrant and PFPC Inc. for the Baker 500 Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (67) Form of Non - 12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (68) Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (69) Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for Investor Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (70) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (71) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (72) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (73) Amended and Restated Non-12b-1 Shareholder Services Plan (Numeric Funds) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (74) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (75) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (76) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (77) Amended and Restated Non-12b-1 Shareholder Services Plan for the Liquidity Fund for the Credit Union Members (formerly the CU Members' Liquidity Fund) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (78) Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (79) Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

(i)   Legal Opinion.

            Opinion of Drinker Biddle & Reath LLP to be filed by amendment.

(j)   Other Opinions.

      (1)   Consent of Drinker Biddle & Reath LLP is filed herewith.

(k)   None

(l)   Initial Capital Agreements.

      (1) Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (3) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (4) Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class FF (n/i Micro Cap Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class GG (n/i Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (7) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class HH (n/i Mid Cap Fund - formerly Growth & Value) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (8) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (10) Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (Boston Partners Bond
            Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (11) Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value
            Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (12) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (13) Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (14) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (n/i Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (15) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (16) Purchase Agreement between Registrant and Bogle Investment Management, L.P. (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (17) Purchase Agreement between Registrant and Boston Partners Asset Management , L.P. (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Purchase Agreement between Registrant and Schneider Capital Management Company (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (19) Purchase Agreement between Registrant and Baker 500 Corporation (Baker 500 Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (20) Form of Purchase Agreement between Registrant and WesCorp Investment Services, LLC (Institutional Liquidity Fund for Credit Unions) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (21) Form of Purchase Agreement between Registrant and Wescorp Investment Services, LLC (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(m)   Rule 12b-1 Plan.

      (1) Plan of Distribution (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Plan of Distribution (Sansom Street Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Plan of Distribution (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Plan of Distribution (Cash Preservation Money) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Plan of Distribution (Cash Preservation Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Plan of Distribution (Bedford Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Plan of Distribution (Bedford Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Plan of Distribution (Income Opportunities High Yield) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (10) Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Plan of Distribution (Beta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Plan of Distribution (Beta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (13) Plan of Distribution (Beta New York Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (14) Plan of Distribution (Gamma Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (15) Plan of Distribution (Gamma Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (16) Plan of Distribution (Gamma New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (17) Plan of Distribution (Delta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (18) Plan of Distribution (Epsilon Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (19) Plan of Distribution (Epsilon Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (20) Plan of Distribution (Epsilon Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (21) Plan of Distribution (Epsilon New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (22) Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (23) Plan of Distribution (Zeta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (24) Plan of Distribution (Zeta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (25) Plan of Distribution (Zeta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (26) Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (27) Plan of Distribution (Eta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (28) Plan of Distribution (Eta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (29) Plan of Distribution (Eta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (30) Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (31) Plan of Distribution (Theta Tax-Free Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (32) Plan of Distribution (Theta Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (33) Plan of Distribution (Theta New York Municipal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (34) Plan of Distribution (Boston Partners Large Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (35) Plan of Distribution (Boston Partners Large Cap Value Fund Advisor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (36) Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (37) Plan of Distribution (Boston Partners Bond Fund Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (38) Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

      (39) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (40) Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

      (41) Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (42) Form of Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (43) Plan of Distribution (Bear Stearns Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (44) Plan of Distribution (Bear Stearns Municipal Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (45) Plan of Distribution (Bear Stearns Government Obligations Money Market Fund) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (46) Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (47) Plan of Distribution pursuant to Rule 12b-1 (Liquidity Fund for Credit Union Members (formerly the CU Members' Liquidity Fund)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

(n)   Rule 18f-3 Plan.

            Amended Rule 18f-3 Plan is filed herewith.

(p)   Code of Ethics.

      (1) Code of Ethics of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (2) Code of Ethics of Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (3) Code of Ethics of Numeric Investors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (4) Code of Ethics of Schneider Capital Management Company are incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (5) Code of Ethics of Bogle Investment Management, L P. is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2004.

      (6) Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (7) Code of Ethics of Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (8)   Code of Ethics of Weiss, Peck & Greer Investments is filed herewith.

Item 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 24. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18),
(d)(20), (d)(21), and (d)(28), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 12 of the Form of Investment Advisory Agreement between Registrant and Baker 500 Corporation ("Baker") incorporated herein by reference to exhibit
(d)(30) provides for the indemnification of Baker against certain losses.

Section 12 of the Form of Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference as exhibits
(d)(31) and (d)(32) provides for the indemnification of WesCorp Investment Services, LC against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Item 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Item 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

            1.    BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:

                  BlackRock Institutional Management Corporation ("BIMC") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

NAME AND POSITION WITH BIMC   OTHER COMPANY                      POSITION WITH OTHER COMPANY
---------------------------   -------------                      ---------------------------
Paul L. Audet                 BlackRock Provident                Treasurer
Director                      Institutional Funds
                              Wilmington, DE

                              BlackRock Funds                    Treasurer
                              Wilmington, DE

                              BlackRock Capital                  Director
                              Management, Inc.
                              Wilmington, DE

                              BlackRock Advisors, Inc.           Director
                              Wilmington, DE

                              BlackRock Financial                Director
                              Management, Inc.
                              New York, NY

                              BlackRock (Japan), Inc.            Chief Financial Officer &
                              New York, NY                       Managing Director

                              BlackRock International,           Chief Financial Officer &
                              Ltd.                               Managing Director
                              Edinburgh, Scotland

                              BlackRock, Inc.                    Chief Financial Officer &
                              New York, NY                       Managing Director


Laurence J. Carolan           BlackRock Capital                  Managing Director & Director
Managing Director and         Management, Inc.
Director                      Wilmington, DE

                              BlackRock, Inc.                    Managing Director
                              New York, NY

                              BlackRock Advisors, Inc.           Managing Director & Director
                              Wilmington, DE

Robert P. Connolly            BlackRock Capital                  Managing Director, General
Managing Director, General    Management, Inc.                   Counsel & Secretary
Counsel and Secretary         Wilmington, DE

                              BlackRock, Inc.                    Managing Director, General
                              New York, NY                       Counsel & Secretary

                              BlackRock International,           Managing Director, General
                              Ltd.                               Counsel & Secretary
                              Edinburgh, Scotland

                              BlackRock (Japan), Inc.            Managing Director, General
                              New York, NY                       Counsel & Secretary

                              BlackRock Advisors, Inc.           Managing Director, General
                              Wilmington, DE                     Counsel & Secretary

                              BlackRock Financial                Managing Director, General
                              Management, Inc.                   Counsel & Secretary
                              New York, NY

                              BlackRock Investments,             General Counsel & Secretary
                              Inc.
                              New York, NY

Laurence D. Fink              BlackRock Funds                    President    & Trustee
Chief Executive Officer       Wilmington, DE

                              BlackRock Capital                  Chief Executive Officer
                              Management, Inc.
                              Wilmington, DE

                              BlackRock, Inc.                    Chairman & CEO
                              New York, NY

                              BlackRock International,           Chairman & CEO
                              Ltd.
                              Edinburgh, Scotland

                              BlackRock (Japan), Inc.            Chairman & CEO
                              New York, NY

                              BlackRock Investments,             Chairman & CEO
                              Inc.
                              New York, NY

                              BlackRock Advisors, Inc.           Chief Executive Officer
                              Wilmington, DE

                              BlackRock Financial                Chairman & CEO
                              Management, Inc.
                              New York, NY


                              BlackRock HPB                      Director
                              Management LLC
                              New York, NY

Robert S. Kapito              BlackRock Capital                  Vice Chairman & Director
Vice Chairman and Director    Management, Inc.
                              Wilmington, DE

                              BlackRock International,           Vice Chairman & Director
                              Ltd.
                              Edinburgh, Scotland

                              BlackRock, Inc.                       Vice Chairman
                              New York, NY

                              BlackRock Advisors, Inc.              Vice Chairman & Director
                              Wilmington, DE

                              BlackRock (Japan), Inc.               Vice Chairman & Director
                              New York, NY

                              BlackRock Investments,                Director
                              Inc.
                              New York, NY

                              BlackRock Financial                   Vice Chairman & Director
                              Management, Inc.
                              New York, NY

Kevin M. Klingert             BlackRock Capital                     Managing Director & Director
Managing Director and         Management, Inc.
Director                      Wilmington, DE

                              BlackRock, Inc.                       Managing Director
                              New York, NY

                              BlackRock Advisors, Inc.              Managing Director & Director
                              Wilmington, DE

                              BlackRock Financial                   Managing Director
                              Management, Inc.
                              New York, NY

John P. Moran                 BlackRock Capital                     Managing Director & Director
Managing Director and         Management, Inc.
Director                      Wilmington, DE

                              BlackRock, Inc.                       Managing Director
                              New York, NY

                              BlackRock Advisors, Inc.              Managing Director & Director
                              Wilmington, DE

                              BlackRock Investments,                President
                              Inc.
                              New York, NY

Thomas H. Nevin               BlackRock Capital                     Managing Director & Director
Managing Director and         Management, Inc.
Director                      Wilmington, DE

                              BlackRock, Inc.                       Managing Director
                              New York, NY

                              BlackRock Advisors, Inc.              Managing Director & Director
                              Wilmington, DE

                              BlackRock Financial                   Managing Director
                              Management, Inc.
                              New York, NY

Ralph L. Schlosstein          BlackRock Provident                   Chairman & President
President and Director        Institutional Funds
                              Wilmington, DE

                              BlackRock Capital                     President & Director
                              Management, Inc.
                              Wilmington, DE

                              BlackRock, Inc.                       President & Director
                              New York, NY

                              BlackRock International,              President & Director
                              Ltd.
                              Edinburgh, Scotland

                              BlackRock (Japan), Inc.               President & Director
                              New York, NY

                              BlackRock Investments,                Director
                              Inc.
                              New York, NY

                              BlackRock Advisors, Inc.              President & Director
                              Wilmington, DE

                              BlackRock Financial                   President & Director
                              Management, Inc.
                              New York, NY

                              BlackRock HPB                         Director
                              Management LLC
                              New York, NY

Keith T. Anderson             BlackRock Capital                     Managing Director
Managing Director             Management, Inc.
                              Wilmington, DE

                              BlackRock, Inc.                       Managing Director
                              New York, NY

                              BlackRock Advisors, Inc.              Managing Director
                              Wilmington, DE

                              BlackRock Financial                   Managing Director
                              Management, Inc.
                              New York, NY

                              BlackRock International,              Managing Director
                              Ltd.
                              Edinburgh, Scotland

                              BlackRock (Japan),                    Managing Director
                              Inc.
                              New York, NY

            2.    NUMERIC INVESTORS, L.P.:

                  The sole business activity of Numeric Investors, L.P. ("Numeric"), One Memorial Drive, 4th Floor, Cambridge, Massachusetts 02142, is to serve as an investment adviser. Numeric is registered under the Investment Advisers Act of 1940.

                  Information as to the directors and officers of Numeric is as follows:

                  NAME AND POSITION WITH NUMERIC        OTHER COMPANY                     POSITION WITH OTHER COMPANY
                  ------------------------------        -------------                     ---------------------------
                  P. Andrews McLane                     TA Associates                     Managing Director and Member of the
                  Director of Numeric                   Boston, MA                        Executive Committee of Board

                  Michael Wilson                        TA Associates                     Principal
                  Director of Numeric                   Boston, MA

            3.    BOGLE INVESTMENT MANAGEMENT, LP:

                  The sole business activity of Bogle Investment Management, LP ("Bogle"), 57 River Street, Suite 206, Wellesley, Massachusetts 02481, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

                  The directors and officers have not held any positions with other companies during the last two fiscal years.

            4.    BOSTON PARTNERS ASSET MANAGEMENT, LLC:

                  The sole business activity of Boston Partners Asset Management, LLC ("BPAM"), 28 State Street, 21st Floor, Boston, Massachusetts 02109, is to serve as an investment adviser. BPAM is registered under the Investment Advisers Act of 1940.

                  BPAM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of Boston is as follows:

                  NAME AND POSITION WITH BPAM           OTHER COMPANY                     POSITION WITH OTHER COMPANY
                  ---------------------------           -------------                     ---------------------------
                  William J. Kelly                      Robeco USA, LLC                   Chief Financial Officer
                  Chief Executive Officer

                                                        Robeco USA, Inc.                  Treasurer

                  Mary Ann Iudice                       Robeco USA, LLC                   Chief Compliance Officer
                  Compliance Officer

                                                        Robeco USA, Inc.                  Chief Compliance Officer

            5.    SCHNEIDER CAPITAL MANAGEMENT COMPANY:

                  The sole business activity of Schneider Capital Management Company ("Schneider"), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

                  Information as to the directors and officers of Schneider is as follows:

                  NAME AND POSITION WITH SCHNEIDER      OTHER COMPANY                     POSITION WITH OTHER COMPANY
                  --------------------------------      -------------                     ---------------------------
                  Arnold C. Schneider, III              Turnbridge Management Partners    President
                  President and Chief Investment        Corp
                  Officer

                  Steven J. Fellin                      Turnbridge Management Partners    Vice President
                  Sr. Vice President and Chief          Corp.
                  Financial Officers

            6.    BAKER 500 CORPORATION:

                  The sole business activity of Baker 500 Corporation, 601 Carlson Parkway, Suite 1050, Minnetonka, MN 55305, is to serve as an investment adviser. Baker is registered under the Investment Advisers Act of 1940. Information as to the directors and officers of Baker is as follows:

                  NAME AND POSITION WITH BAKER          OTHER COMPANY                     POSITION WITH OTHER COMPANY
                  ----------------------------          -------------                     ---------------------------
                  L. Edward Baker, President and        Baker 500, LLC                    Chief Manager
                  Chief Portfolio Manager

                                                        Baker Capital LLC                 Managing Member

            7.    WESCORP INVESTMENT SERVICES, LLC:

                  The sole business activity of Wescorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 ("Wescorp"), is to serve as an investment adviser. Wescorp is registered under the Investment Advisers Act of 1940.

                  The directors and officers have not held any positions with other companies during the last two fiscal years.

            8.    WEISS, PECK & GREER INVESTMENTS:

                  The sole business activity of Weiss, Peck & Greer Investments ("WPG"), One New York Plaza, New York, NY 10004, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.

                  Information as to the directors and officers of WPG is as follows:

                  NAME AND POSITION WITH WPG            OTHER COMPANY                     POSITION WITH OTHER COMPANY
                  --------------------------            -------------                     ---------------------------
                  William J. Kelly                      Robeco USA, LLC                   Chief Financial Officer
                  Chief Financial Officer

                                                        Robeco USA, Inc.                  Treasurer

                  Mary Ann Iudice                       Robeco USA, LLC                   Chief Compliance Officer
                  Compliance Officer

                                                        Robeco USA, Inc.                  Chief Compliance Officer

                  Robert Kleinberg                      Robeco USA, Inc.                  Secretary
                  Secretary

Item 26. PRINCIPAL UNDERWRITER

      (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                     AB Funds Trust
                     AFBA 5 Star Funds, Inc.
                     Atlantic Whitehall Funds Trust
                     ASA Debt Arbitrage Fund LLC
                     ASA Hedged Equity Fund LLC
                     ASA Managed Futures Fund LLC
                     ASA Market Neutral Equity Fund LLC
                     Columbia Floating Rate Fund
                     Columbia Floating Rate Advantage Fund
                     Columbia Institutional Floating Rate Fund
                     Forward Funds, Inc
                     Harris Insight Funds Trust
                     Hillview Investment Trust II
                     Kalmar Pooled Investment Trust
                     Matthews Asian Funds
                     Metropolitan West Funds
                     The RBB Fund, Inc.
                     RS Investment Trust
                     Scudder Investments VIT Funds
                     Stratton Growth Fund, Inc.
                     Stratton Monthly Dividend REIT Shares, Inc.
                     The Stratton Funds, Inc.
                     Trainer, Wortham First Mutual Funds
                     Van Wagoner Funds
                     Weiss, Peck & Greer Funds Trust
                     Wilshire Mutual Funds, Inc.
                     WPG Large Cap Growth Fund
                     WPG Tudor Fund

            Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     BlackRock Provident Institutional Funds
                     BlackRock Funds, Inc.
                     International Dollar Reserve Fund I., Ltd.
                     BlackRock Bond Allocation Target Shares

            Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     Northern Funds Trust
                     Northern Institutional Funds

            Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     ABN AMRO Funds

      PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

      NAME                                     TITLE WITH PFPC DISTRIBUTORS
      ----                                     ----------------------------
      Brian Burns                    -         Chairman, Chief Executive Officer, Director and President
      Michael Denofrio               -         Director
      Nick Marsini                   -         Director
      Rita G. Adler                  -         Chief Compliance Officer
      Christine A. Ritch             -         Chief Legal Officer, Assistant Secretary and Assistant Clerk
      Christopher S. Conner          -         Vice President and Anti-Money Laundering Officer
      Steven B. Sunnerberg           -         Secretary and Clerk
      Julie Bartos                   -         Assistant Secretary and Assistant Clerk
      Bradley A. Stearns             -         Assistant Secretary and Assistant Clerk
      Kristen Nolan                  -         Assistant Secretary and Assistant Clerk
      Craig Stokarski                -         Treasurer and Financial & Operations Principal
      Douglas D. Castagna            -         Controller and Assistant Treasurer
      Bruno DiStefano                -         Vice President
      Susan K. Moscaritolo           -         Vice President

      (c) Not applicable.

Item 27. LOCATION OF ACCOUNTS AND RECORDS

(1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

(7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, New York 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)

(11) Baker 500 Corporation, 601 Carlson Parkway, Suite 1050, Minnetonka, Minnesota 55305 (records relating to its function as investment adviser).

(12) WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 (records relating to its function as investment adviser).

(13) Weiss, Peck & Greer Investments, One New York Plaza, New York, New York 10004 (records relating to its function as investment adviser).

Item 28. MANAGEMENT SERVICES

            None.

Item 29. UNDERTAKINGS

(a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 88 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 20th day of December, 2004.

                                                THE RBB FUND, INC.


                                                By: /s/ Edward J. Roach
                                                Edward J. Roach
                                                President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                    TITLE                                                         DATE
---------                    -----                                                         ----
/S/ EDWARD J. ROACH          President (Principal Executive Officer) and Treasurer         December 20, 2004
-------------------          (Principal Financial and Accounting Officer)
Edward J. Roach


*J. RICHARD CARNALL          Director                                                      December 20, 2004
-------------------
J. Richard Carnall


*FRANCIS J. MCKAY            Director                                                      December 20, 2004
-----------------
Francis J. McKay


*MARVIN E. STERNBERG         Director                                                      December 20, 2004
--------------------
Marvin E. Sternberg


*JULIAN A. BRODSKY           Director                                                      December 20, 2004
------------------
Julian A. Brodsky


*ARNOLD M. REICHMAN          Director                                                      December 20, 2004
-------------------
Arnold M. Reichman


*ROBERT SABLOWSKY            Director                                                      December 20, 2004
-----------------
Robert Sablowsky


*BY: /S/ EDWARD J. ROACH
------------------------
Edward J. Roach
Attorney-in-Fact, incorporated by reference as attachments to the signature page to Post-Effective Ammendment No. 83 to the Registration Statement filed on
April 8, 2003.

                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT
-----------    -------

(j)(1)         Consent of Drinker Biddle & Reath LLP is filed herewith.

(n)            Amended Rule 18f-3 Plan is filed herewith.

(p)(8) Code of Ethics of Weiss, Peck & Greer Investments is filed herewith.